As filed with the Securities and Exchange Commission on August 30, 2002

                                                       Registration No. 33-46479
                                                              File No. 811-06602
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  x
                                                                       -----

         Pre-Effective Amendment No.   __


         Post-Effective Amendment No.   23                               x
                                       ----                            -----

                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          x
                                                                       -----

         Amendment No.  25                                               x
                       ----                                            -----

                       THE PREFERRED GROUP OF MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       411 Hamilton Boulevard, Suite 1200
                             Peoria, Illinois 61602
               (Address of Principal Executive Offices) (Zip Code)
                  Registrant's Telephone Number: (309) 675-4999

                     Name and Address of Agent for Service:

                                 David Bomberger
                       THE PREFERRED GROUP OF MUTUAL FUNDS
                       411 Hamilton Boulevard, Suite 1200
                             Peoria, Illinois 61602

                                    Copy to:
                              J.B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                              Boston, MA 02110-2624


It   is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b),
      ----
            On   ____________ pursuant to paragraph (b),
      ----
            60 days after filing pursuant to paragraph (a)(1),
      ----
        X   On November 1, 2002 pursuant to paragraph (a)(1),
      ----
            75 days after filing pursuant to paragraph (a)(2), or
      ----
            On ___________ pursuant to paragraph (a)(2), of Rule 485.
      ----

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for ---- a previously filed post-effective amendment.


--------------------------------------------------------------------------------

The Preferred Group of Mutual Funds
411 Hamilton Boulevard, Suite 1200
Peoria, Illinois 61602-1104

Prospectus

November 1, 2002


Preferred International Growth Fund
Preferred International Value Fund
Preferred Small Cap Growth Fund
Preferred Mid Cap Growth Fund
Preferred Large Cap Growth Fund
Preferred Large Cap Value Fund
Preferred Asset Allocation Fund
Preferred Fixed Income Fund
Preferred Short-Term Government Securities Fund
Preferred Money Market Fund

For more information about The Preferred Group call 1-800-662-4769. www.PreferredGroup.com
----------------------

The Preferred Group of Mutual Funds ("the Preferred Group") is an open-end, diversified series investment company offering ten portfolios ("funds") with different investment objectives and strategies. Shares of the funds are offered without a sales charge at net asset value.

This Prospectus concisely describes the information that investors should know before investing. Please read this Prospectus carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

RISK/RETURN SUMMARIES..........................................................3

   PREFERRED INTERNATIONAL GROWTH FUND.........................................3
   PREFERRED INTERNATIONAL VALUE FUND..........................................5
   PREFERRED SMALL CAP GROWTH FUND.............................................6
   PREFERRED MID CAP GROWTH FUND...............................................8


   PREFERRED LARGE CAP GROWTH FUND............................................10
   PREFERRED LARGE CAP VALUE FUND.............................................12
   PREFERRED ASSET ALLOCATION FUND............................................14
   PREFERRED FIXED INCOME FUND................................................17
   PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND............................19
   PREFERRED MONEY MARKET FUND................................................21
   SUMMARY OF PRINCIPAL RISKS.................................................23

SCHEDULE OF FUND EXPENSES.....................................................26

GENERAL POLICIES AND RISK CONSIDERATIONS......................................27

ABOUT THE PREFERRED GROUP.....................................................32

PORTFOLIO MANAGERS............................................................34

DETERMINATION OF NET ASSET VALUE AND PRICING..................................37

YOUR PREFERRED GROUP ACCOUNT..................................................39

   HOW TO OPEN YOUR ACCOUNT...................................................39
   HOW TO BUY SHARES..........................................................39
   EXCHANGING AND REDEEMING SHARES............................................40
   IMPORTANT INFORMATION ABOUT YOUR ACCOUNT...................................43
   ADDITIONAL SHAREHOLDER SERVICES............................................45
   DISTRIBUTIONS..............................................................47
   CHOOSING A DISTRIBUTION OPTION.............................................47
   TAXES......................................................................48

FINANCIAL HIGHLIGHTS..........................................................49

OFFICERS AND TRUSTEES.........................................................54

RISK/RETURN SUMMARIES

The following are risk/return summaries of key information about each fund in The Preferred Group of Mutual Funds. Each summary describes the fund's objectives, principal investment strategies and principal risks. More detailed descriptions of the funds, including these and other principal risks associated with investing in the funds, can be found elsewhere in this Prospectus. Please be sure to read this additional information before you invest.

The risk/return summary for every fund that has been in operation for one full calendar year also includes a table showing its average annual returns and a bar chart showing its annual returns. The table and the bar chart provide an indication of the historical risk of an investment in each fund by showing:

- How the fund's average annual returns for one year, five years and the life of the fund compare to those of a broad based securities market index. An index is a fictitious unmanaged portfolio and does not trade or incur any expenses. An investment fund must outperform its benchmark by the amount of its management fees and other expenses for its reported performance to match its benchmark.

- How the fund's performance has changed from year to year over the life of the fund.

A fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Other important things for you to note:

-    You may lose money by investing in the funds.

- An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



PREFERRED INTERNATIONAL GROWTH FUND

Objective: The Preferred International Growth Fund seeks its objective of long-term capital appreciation by investing primarily in common stocks of non-U.S. companies that are believed to offer the potential for capital appreciation.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in equity securities that trade in markets other than the United States. The fund primarily invests in securities that the fund's subadviser, Marvin & Palmer Associates, Inc. ("Marvin & Palmer Associates"), believes offer the potential for capital appreciation. These securities generally are issued by companies:


-    that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund invests in the securities of companies located in at least three countries outside of the United States. The fund expects to invest a substantial portion of its assets in the securities of issuers located in Australia, Canada, Japan, New Zealand and the developed countries of Western Europe.

In choosing investments for the fund, Marvin & Palmer Associates evaluates whether a particular country's securities markets have higher-than-average potential for capital appreciation. The subadviser then seeks out companies with strong fundamental characteristics, including solid management, sound balance sheets and the potential for positive earnings growth.

Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying non-U.S. securities, such as American Depository Receipts. The fund also may engage in transactions and make investments designed to hedge the effects of currency fluctuations on non-U.S. securities.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk
-  Foreign risk
-  Currency risk
-  Market risk
-  Smaller and mid-size company risk
-  Credit risk
-  Derivatives risk
-  Leveraging risk
-  Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Performance Information


Annual Performance

The Preferred International Growth Fund commenced operations on April 2, 2001. Since the fund did not have a full calendar year of performance as of December 31, 2001, performance results have not been provided.

The fund will compare its performance to that of the MSCI Europe, Australasia & Far East Index (MSCI EAFE). This index contains over 1,000 stocks from approximately 20 different countries with Japan, the United Kingdom, France and Germany being the most heavily weighted.


PREFERRED INTERNATIONAL VALUE FUND

Objective:

The Preferred International Value Fund seeks its objective of long-term capital appreciation by investing primarily in equity securities traded principally on markets outside the United States.

Principal Investment Strategies:

The fund invests primarily in equity securities (common stocks, preferred stocks and securities convertible to common or preferred stocks) traded principally outside the United States, including emerging markets, believed to be undervalued and thereby offering above-average potential for capital appreciation.


The approach of the subadviser, Mercator Asset Management(R), LP ("Mercator"), is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator segregates several hundred stocks into its proprietary database. The stocks in this universe are then ranked from most to least attractive; the most highly ranked stocks are then subject to fundamental analysis, which seeks to validate projected financial data and considers company, industry and macro factors. Under normal market conditions, the fund invests at least 80% of its assets in at least three countries, not including the United States. From time to time the fund may invest in a relatively limited number of issuers; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.


Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk
-  Foreign risk
-  Currency risk
-  Market risk
-  Smaller and mid-size company risk
-  Credit risk
-  Derivatives risk
-  Leveraging risk
-  Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -5, 0, 5, 10, 15, 20, 25, 30, 35, 40, 45]


41.53%   3.27%   9.93%   17.14%   6.78%   10.60%    32.87%    -4.71%     %
 1993     1994    1995    1996     1997    1998      1999      2000     2001

During the periods shown, the highest quarterly return was [16.44]% (for the quarter ended [12/31/99]), and the lowest was [-16.63]% (for the quarter ended [9/30/01]). From January 1, 2002 through September 30, 2002, the fund's return was ____%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the MSCI Europe, Australasia & Far East Index (MSCI EAFE). This index contains over 1,000 stocks from approximately 20 different countries with Japan, the United Kingdom, France and Germany being the most heavily weighted.

Average Annual Total Returns*
(for periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                                         Since
                                                                       Inception
                                             1 Year        5 Years      (7/1/92)
--------------------------------------------------------------------------------
PREFERRED INTERNATIONAL
VALUE FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

MSCI EAFE**                                ______%        ______%       ______%

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.




PREFERRED SMALL CAP GROWTH FUND

Objective:

The Preferred Small Cap Growth Fund seeks its objective of long-term capital appreciation through investments in companies with small equity capitalizations.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in a diversified portfolio of common stocks of small cap companies. The fund primarily invests in securities that the fund's subadviser, Turner Investment Partners, Inc. ("Turner"), believes have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index. Although such range may change at any time, as of September 30, 2002, the range of market capitalizations of companies included in the Russell 2000 Growth Index was approximately $___ million to $___ billion.


The fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell 2000 Growth Index (or such other appropriate index as may be selected by Turner). To the extent that certain sectors, such as technology and consumer services, from time to time constitute a significant portion of the Russell 2000 Growth Index, they may also constitute a significant portion of the fund. The fund may invest up to 10% of its total assets in American Depository Receipts.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-        Smaller and mid-size company risk
-        Liquidity risk
-        Management risk
-        Market risk
-        Foreign risk
-        Currency risk
-        Credit risk
-        Derivatives risk
-        Leveraging risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -20, -15, -10, -5, 0, 5, 10, 15, 20, 25, 30, 35]


20.44%      31.42%      -4.78%        -10.60%        -16.81%          %
 1996        1997        1998          1999           2000           2001

During the periods shown, the highest quarterly return was [22.20]% (for the quarter ended [9/30/97]), and the lowest was [-28.17]% (for the quarter ended [9/30/01]). From January 1, 2002 through September 30, 2002, the fund's return was ____%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those companies included in the Russell 2000 Index (the 2,000 smallest of the 3,000 largest U.S. domiciled corporations) with higher price-to-book ratios and higher forecasted growth values.



Average Annual Total Returns*
(for periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                                        Since
                                                                     Inception**
                                           1 Year        5 Years      (11/1/95)
--------------------------------------------------------------------------------
PREFERRED SMALL CAP
GROWTH FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

RUSSELL 2000 GROWTH                        ______%        ______%       ______%
INDEX***

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

**The fund's performance would have been lower if a portion of the management fee (0.35%) had not been waived for the period November 1, 1995 through October 31, 1996.

*** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.




PREFERRED MID CAP GROWTH FUND

Objective:

The Preferred Mid Cap Growth Fund seeks its objective of long-term capital appreciation by investing primarily in U.S. companies with medium market capitalizations believed to have strong earnings growth potential.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in common stocks and other equity securities (including preferred stocks and securities convertible to common or preferred stocks) of U.S. mid cap companies. The fund primarily invests in securities that the fund's subadviser, Turner, believes have strong earnings growth potential. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index. Although such range may change at any time, as of September 30, 2002, the range of market capitalizations of companies included in the Russell Midcap Growth Index was approximately $___ million to $___ billion.


The fund invests in securities of companies across diverse economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. To the extent that certain sectors, such as technology and consumer services, from time to time constitute a significant portion of the Russell Midcap Growth Index, they may also constitute a significant portion of the fund. Although the fund intends to invest primarily in the equity securities of U.S. companies, it may also invest in securities issued by foreign companies (including American Depository Receipts) and derivatives.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk

-  Market risk
-  Smaller and mid-size company risk
-  Credit risk
-  Currency risk
-  Derivatives risk
-  Foreign risk
-  Leveraging risk
-  Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Performance Information


The Preferred Mid Cap Growth Fund commenced operations on April 2, 2001. Since the fund did not have a full calendar year of performance as of December 31, 2001, performance results have not been provided.


The fund will compare its performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values that are also included in the Russell Midcap Index (i.e., the 800 smallest companies out of the 1,000 largest U.S. companies).



PREFERRED LARGE CAP GROWTH FUND

Objective:

The Preferred Large Cap Growth Fund seeks its objective of long-term capital appreciation by investing primarily in equity securities believed to offer the potential for capital appreciation, including stocks of companies experiencing or expected to experience above-average earnings growth.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in equity securities (common stocks, preferred stocks and securities convertible to common or preferred stocks) of large capitalization companies. The fund primarily invests in securities that the fund's subadviser, Jennison Associates, LLC ("Jennsion"), believes offer the potential for capital appreciation. These securities include stocks of companies that are experiencing above-average earnings growth. The fund currently treats as large capitalization companies those companies with equity capitalizations of $8 billion and greater at the time of purchase.

When selecting securities for purchase or sale, Jennison considers a variety of factors, including a company's earnings and revenue growth, profitability, financial condition, the company's business franchise and market position, strength and experience of its management group, research and development practices, and marketing strength and capability.

Although the fund intends to invest primarily in the equity securities of large capitalization U.S. companies, it may invest in securities issued by foreign companies (including American Depository Receipts), securities of any market capitalization, derivatives and structured notes that are tied to the value of individual equity securities or equity indices. From time to time the fund may invest in a limited number of issuers; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk
-  Market risk
-  Smaller and mid-size company risk
-  Credit risk
-  Currency risk
-  Derivatives risk
-  Foreign risk
-  Leveraging risk
-  Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -20, -15, -10, -5, 0, 5, 10, 15, 20, 25, 30, 35, 40, 45]


16.06%   -1.11%    28.37%    18.88%    31.22%   35.89%   44.83%   -17.62%    %
 1993     1994      1995      1996      1997     1998     1999      2000    2001

During the periods shown, the highest quarterly return was [29.03]% (for the quarter ended [12/31/99]), and the lowest was [-20.05]% (for the quarter ended [9/30/01]). From January 1, 2002 through September 30, 2002, the fund's return was _____%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is the most common index for the overall U.S. stock market. It comprises 500 of the leading U.S. companies representing major industries.


Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                        Since
                                                                      Inception
                                           1 Year        5 Years       (7/1/92)
--------------------------------------------------------------------------------
PREFERRED LARGE CAP
GROWTH FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and

Sale of Fund Shares

S&P 500 INDEX**                            ______%        ______%       ______%

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.




PREFERRED LARGE CAP VALUE FUND

Objective:

The Preferred Large Cap Value Fund seeks its objective of capital appreciation by investing primarily in equity securities that are believed to be undervalued and offer above-average potential for capital appreciation.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in equity securities (common stocks, preferred stocks and securities convertible to common or preferred stocks) of large capitalization companies. The fund primarily invests in securities that the fund's subadviser, Oppenheimer Capital LLC ("Oppenheimer"), believes are undervalued, thereby offering above-average potential for capital appreciation. The fund currently treats as large capitalization companies those companies with equity capitalizations of $7 billion and greater at the time of purchase.

Oppenheimer builds the fund one stock at a time by conducting in-depth research to identify companies that it believes are selling at a discount to what they are truly worth. The criteria Oppenheimer seeks in identifying investment opportunities include strong management teams, sustainable competitive advantage, robust growth prospects and sound financial position. A stock is considered for purchase when Oppenheimer believes a significant discount exists between the stock's price and the company's underlying intrinsic value.


Although the fund intends to invest primarily in the equity securities of large capitalization U.S. companies, it may invest in securities issued by foreign companies (including American Depository Receipts), securities of any market capitalization and derivatives. In addition, the fund may invest in commercial paper, short-term debt obligations and other money market instruments in order to facilitate the investment process and provide appropriate liquidity for fund cash flows. From time to time the fund may invest in a limited number of issuers; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk
-  Market risk

-  Smaller and mid-size company risk
-  Credit risk
-  Currency risk
-  Derivatives risk
-  Foreign risk
-  Leveraging risk
-  Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -5, 0, 5, 10, 15, 20, 25, 30, 35, 40]


8.79%   0.48%   37.71%    25.31%    28.02%    14.39%    4.19%    10.84%    %
1993    1994     1995      1996     1997      1998      1999      2000    2001

During the periods shown, the highest quarterly return was [17.13]% (for the quarter ended [12/31/98]), and the lowest was [-15.82]% (for the quarter ended [9/30/98]). From January 1, 2002 through September 30, 2002, the fund's return was ______%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the S&P 500 Index. The S&P 500 Index is the most common index for the overall U.S. stock market. It comprises 500 of the leading U.S. companies representing major industries.


Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                        Since
                                                                      Inception
                                           1 Year        5 Years       (7/1/92)
--------------------------------------------------------------------------------
PREFERRED LARGE CAP
VALUE FUND


Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

S&P 500 INDEX**                            ______%        ______%       ______%

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.


PREFERRED ASSET ALLOCATION FUND

Objective:

The Preferred Asset Allocation Fund seeks its objective of both capital appreciation and current income by allocating assets among stocks, bonds and high quality money market instruments.

Principal Investment Strategies:

The fund allocates assets among stocks, bonds and money market instruments. Mellon Capital Management Corporation and PanAgora Asset Management, Inc. each manage approximately one-half of the fund's assets (although these proportions may vary due to differential performance). All amounts received by the fund for sales of its shares and paid by the fund for redemptions of its shares are split evenly between Mellon and PanAgora. The portions of the fund's assets invested in stocks, bonds and money market instruments vary from time to time in light of changes in interest rates and other economic factors. The fund may invest in any combination of these asset classes without limit.

How Mellon manages the fund

Mellon allocates the fund's assets among common stocks, fixed income securities and money market instruments based on its projected returns and risks for each class.

In selecting stocks for the fund, Mellon primarily seeks to replicate the performance of the S&P 500 Index by purchasing securities that comprise the Index and related derivatives. With respect to approximately 10% of the portion of the fund's assets that it manages, however, Mellon follows a systematic, value-based investment process that attempts to identify and exploit temporary stock mispricing opportunities.

In selecting fixed income securities for the fund, Mellon generally seeks to replicate the performance of the Lehman Brothers Long-Term Treasury Index by purchasing securities that comprise the Index and related derivatives.

Mellon may use financial futures and related options to achieve a substantial portion of the fund's exposure to the stock and bond markets. For instance, Mellon may increase the fund's exposure to stocks by investing in stock index futures contracts that track the S&P 500. Similarly, Mellon may create a synthetic Treasury bond portfolio by using instruments that may include, but are not limited to, Treasury bond futures, options on Treasury bond futures and over-the-counter and exchange traded options on Treasury bonds. Mellon may also write put options and sell futures contracts on indexes in order to exploit temporary mispricing opportunities and adjust the fund's exposure to the stock and bond markets. In addition, Mellon may use options and futures to facilitate trading, provide liquidity for cash flows, hedge dividend accruals and manage interest rate risk. These futures and options transactions will be hedged at all times.

The fund's money market investments are limited to short-term investments meeting one of the following criteria:

1. Rated Prime-1 by Moody's or A-1 by S&P at the time of purchase;

2. Unrated securities that Mellon determines to be of a quality comparable to Moody's Prime-1 or S&P's A-1 ratings; or

3. Repurchase agreements with respect to U.S. Government securities.

How PanAgora manages the fund

PanAgora's investment model provides percentage guidelines for allocating the fund's holdings among large capitalization stocks, mid-capitalization stocks and small capitalization stocks, bonds and money market instruments. These guidelines are established by forecasting the expected performance for each investment class (as measured by the S&P 500 Index, the S&P 400 Index and the Russell 2000 Index, the Lehman Brothers Long-Term Treasury Index, and 3-month and 1-year Treasury bills, respectively). PanAgora forecasts the return of each class through a proprietary mix of value, economic, monetary and sentiment indicators.

In selecting stocks for the fund, PanAgora seeks to replicate the performance of each Index by purchasing securities which comprise the Index and related derivatives. PanAgora allocates the fund's equity investments among large, mid-and small capitalization stocks based on its analysis of economic factors such as real interest rates, the yield curve and exchange rates.

In selecting bonds, the fund invests in highly liquid securities that are issued by the U.S. Government and included in the Lehman Brothers Long-Term Treasury Index. PanAgora generally selects bonds to match the Lehman Index in maturity, quality, sector and coupon characteristics. Typically, the average maturity of these securities is approximately 20 years, although the fund may invest in securities with longer or shorter maturities at the discretion of PanAgora.

PanAgora may achieve a substantial portion of the fund's exposure to the stock and bond markets using financial futures and related options.

General

For money market instruments, the fund invests in U.S. Government obligations, bank certificates of deposit and time deposits, bankers' acceptances, prime commercial paper, high-quality short-term corporate obligations and repurchase agreements for these instruments.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-        Management risk
-        Market risk
-        Derivatives risk
-        Smaller and mid-size company risk
-        Liquidity risk
-        Foreign risk
-        Currency risk
-        Credit risk
-        Leveraging risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance

The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -5, 0, 5, 10, 15, 20, 25, 30, 35]


10.60%   -2.57%    32.79%   15.17%    20.92%    27.05%     2.15%    6.55%    %
 1993     1994      1995     1996     1997      1998       1999     2000   2001

During the periods shown, the highest quarterly return was [15.97]% (for the quarter ended [12/31/98]), and the lowest was [-10.06]% (for the quarter ended [9/30/01]). From January 1, 2002 through September 30, 2002, the fund's return was ____%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the S&P 500 Index and the 65/30/5 Blended Index. The 65/30/5 Blended Index is composed of the S&P 500 Index (65%); the Lehman Brothers Long-Term Treasury Index (30%); and the 90-Day Treasury Bill benchmark (5%). The 65/30/5 Blended Index serves as the benchmark against which the performance of each of the fund's two subadvisers is evaluated by the trustees of the Preferred Group.

The S&P 500 Index is the most common index for the overall U.S. stock market. It comprises 500 of the leading U.S. companies representing major industries. The Lehman Brothers Long-Term Treasury Index is a market-weighted index of all publicly held Treasury issues with maturities greater than 10 years. The 90-Day Treasury Bill benchmark is a performance calculation using recently issued 90-Day Treasury Bills.


Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                        Since
                                                                      Inception
                                           1 Year        5 Years       (7/1/92)
--------------------------------------------------------------------------------
PREFERRED ASSET ALLOCATION FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

S&P 500 INDEX**                            ______%        ______%       ______%

65/30/5 BLENDED INDEX**                    ______%        ______%       ______%

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.





PREFERRED FIXED INCOME FUND

Objective:


The Preferred Fixed Income Fund seeks its objective of maximizing total return consistent with prudent investment management and liquidity needs by investing in a diversified portfolio of debt securities.


Principal Investment Strategies:


The fund invests primarily in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities, mortgage-related securities and money market instruments. The fund also expects to utilize derivatives to achieve exposure to the fixed income markets and to hedge certain strategies. Western Asset Management Company ("Western") and Western Asset Management Company Limited ("WAML") are the subadvisers for the fund. Western will determine the relative portion of the fund's assets allocated to non-U.S. dollar denominated securities. The fund's non-U.S. dollar denominated investments will be made by WAML. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Under normal market conditions, the fund will invest at least 80% of its assets in fixed income securities. The average duration of the fund is expected to range within 20% of the duration of the domestic bond market as a whole (normally four to six years, although this may vary) as measured by Western. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities and securities of emerging market issuers. The fund will not invest more than 10% of its assets in securities of emerging market issuers. The fund may invest up to 15% of its assets in fixed income securities that are rated, at the time of purchase, below investment grade (securities rated below Baa3 by Moody's or BBB- by S&P, or unrated securities that Western or WAML determines are of comparable quality). The fund will not purchase a fixed income security rated below B3/B- by each nationally recognized statistical rating agency rating such security or, if unrated, determined to be of comparable quality by Western or WAML. The fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody's or S&P). The fund may continue to hold securities that are downgraded below investment grade or, if unrated, determined by Western or WAML to be of comparable quality, if Western or WAML believes it would be in the best interests of the Fund to do so.


Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-        Management risk
-        Market risk
-        Derivatives risk
-        Credit risk

-        Smaller and mid-size company risk
-        Liquidity risk
-        Foreign risk
-        Currency risk
-        Leveraging risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -3, -1, 1, 3, 5, 7, 9, 11, 13, 15, 17, 19]


10.30%    -2.38%    17.65%     2.99%    8.45%    6.99%    -0.76%   10.56%    %
 1993      1994      1995      1996     1997     1998      1999     2000    2001

During the periods shown, the highest quarterly return was [6.10]% (for the quarter ended [6/30/95]), and the lowest was [-2.20]% (for the quarters ended [3/31/94 and 3/31/96]). From January 1, 2002 through September 30, 2002, the fund's return was ____%.

The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the Salomon Brothers Broad Investment Grade (BIG) Index and the Lehman Brothers Aggregate Index. The BIG index contains 5,000 U.S. Treasury, Agency, mortgage and corporate bonds that have a credit quality of investment grade (AAA-BBB by Standard & Poor's). The Lehman Brothers Aggregate Index is a widely recognized measure of the aggregate U.S. bond market. On November 1, 2002, Western and WAML became subadvisers of the fund. Because of the resulting change in the fund's investment strategy, the fund's performance is now measured against the Lehman Brothers Aggregate Index instead of the Salomon Brothers BIG Index.

Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                        Since
                                                                      Inception
                                           1 Year        5 Years       (7/1/92)
--------------------------------------------------------------------------------
PREFERRED FIXED
INCOME FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares


LEHMAN BROTHERS                            ______%        ______%       _____%
AGGREGATE INDEX**

BIG INDEX**                                ______%        ______%       _____%

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.


PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND

Objective:

The Preferred Short-Term Government Securities Fund seeks its objective of high current income, consistent with preservation of capital, primarily through investment in U.S. Government securities.

Principal Investment Strategies:


Under normal market conditions, the fund invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities, and related repurchase agreements. In order to reduce risk, the fund generally maintains a dollar-weighted average maturity of not more than three years and typically purchases securities with remaining maturities or average lives of less than five years.


Some of these U.S. Government securities, such as U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae"), and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations or by the right of the issuer to borrow from the U.S. Treasury. The U.S. Treasury is under no legal obligation, however, to purchase securities or to make loans. Still other securities are supported only by the credit of a government agency or similar body.

Governmental bodies whose obligations are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Banks, the Tennessee Valley Authority, the Bank for Cooperatives and the Federal Home Loan Mortgage Corporation. A significant portion of the fund's portfolio may consist of Ginnie Mae mortgage-backed certificates and other U.S. Government securities representing ownership interests in mortgage pools.

U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities. As a result, the yields from U.S. Government securities are generally lower than the yields from otherwise comparable corporate fixed-income securities.

Risks:

You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

-  Management risk
-  Market risk

-  Derivatives risk
-  Credit risk
-  Liquidity risk
-  Leveraging risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, -1, 0, 1, 2, 3, 4, 5, 6, 7, 8, 9, 10]


5.57%    -0.69%    9.08%    4.71%    6.18%    4.76%    2.31%    8.19%     %
1993     1994      1995     1996     1997     1998     1999     2000     2001

During the periods shown, the highest quarterly return was [3.08]% (for the quarter ended [12/31/00]), and the lowest was [-0.90]% (for the quarter ended [3/31/94]). From January 1, 2002 through September 30, 2002, the fund's return was ____%.


The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is an index composed primarily of U.S. Treasury notes and bonds with remaining maturities of one to three years.



Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                         Since
                                                                       Inception
                                           1 Year        5 Years       (7/1/92)
--------------------------------------------------------------------------------
PREFERRED SHORT-TERM GOVERNMENT
SECURITIES FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

MERRILL LYNCH                              ______%        ______%       ______%
1-3 YEAR TREASURY INDEX**
--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.




PREFERRED MONEY MARKET FUND

Objective:

The Preferred Money Market Fund seeks its objective of the maximum current income believed to be consistent with preservation of capital and maintenance of liquidity by investing in short-term, fixed-income instruments.

Principal Investment Strategies:

The fund invests in a portfolio of U.S. dollar-denominated, short-term, fixed-income instruments, including: short-term U.S. Government securities; certificates of deposit and bankers' acceptances; prime commercial paper; high-quality, short-term corporate obligations; and repurchase agreements with respect to U.S. Government securities.

All of the fund's investments have remaining maturities of 397 days or less at the time of investment. The average dollar-weighted maturity of the fund's portfolio is 90 days or less. The fund's investments are limited to those which, in accordance with standards established by the Preferred Group's trustees, are believed to present minimal credit risk. The subadviser, J.P. Morgan Investment Management Inc., may invest up to 100% of its assets in bank obligations.

Because of the high quality and short maturity of the fund's investments, the fund's yield may be lower than that of funds investing in lower-rated securities and securities of longer maturities. Unlike investments that pay a fixed yield for a stated period of time, yields of money market funds fluctuate.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks:

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund could underperform other investments due to the following principal risk:

- Money Market Risk (the risk that the fund may be unable to maintain a net asset value of $1.00 per share as a result of inflation, interest rate movements, banking industry concentration and deterioration of the credit quality of issuers).

For a description of the principal risk of the fund, see "Summary of Principal Risks."

Annual Performance


The following bar chart illustrates how the performance of the fund has varied from year to year. As with all mutual funds, past performance (before and after-taxes) is not a prediction of future performance.


[legend: Annual Return, 1, 3, 5, 7, 9]


2.62%    3.92%     5.77%     5.07%    5.16%    5.38%    4.85%    6.12%      %
1993     1994      1995      1996     1997     1998     1999     2000     2001

During the periods shown, the highest quarterly return was [1.57]% (for the quarters ended [9/30/00 and 12/31/00]), and the lowest was [0.60]% (for the quarters ended [3/31/93, 6/30/93 and 9/30/93]). From January 1, 2002 through September 30, 2002, the fund's return was____%.

The following table shows how the fund's average annual returns for one year, five years and inception-to-date compare to those of Money Fund Report Average/All Taxable, the benchmark used for taxable money market funds.

Average Annual Total Returns*
(for periods ended December 31, 2001)

--------------------------------------------------------------------------------
                                                                       Since
                                                                     Inception**
                                           1 Year        5 Years      (7/1/92)
--------------------------------------------------------------------------------
PREFERRED MONEY MARKET FUND

Return Before Taxes                        ______%        ______%       ______%

Return After-taxes                         ______%        ______%       ______%
on Distributions

Return After-taxes                         ______%        ______%       ______%
on Distributions and
Sale of Fund Shares

MONEY FUND REPORT                          ______%        ______%       ______%
AVERAGE/ALL TAXABLE***

--------------------------------------------------------------------------------

* After-tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

**The fund's performance would have been lower if a portion of the management fee (0.15%) had not been waived for the period January 1, 1993 through October 31, 1995.

*** Performance returns for the index do not reflect the deduction of expenses, fees or taxes.


SUMMARY OF PRINCIPAL RISKS

Many factors can affect the value of your investment in a Preferred Group fund. This summary covers the principal risks that may affect a fund's value. Unless otherwise noted below, a fund is subject to each of the following principal risks.

Credit Risk

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction (including repurchase agreements and derivatives contracts), will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for funds, such as the Fixed Income Fund, that invest in lower-rated or similar unrated securities ("junk bonds"). Junk bonds have speculative elements or are predominately speculative credit risks. Changes in economic conditions or other circumstances are more likely to lead to late or defaulted payments on junk bonds than on higher-rated securities. Foreign investments are also subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Each of the funds is affected by credit risk.

Currency Risk

This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of any fund, such as the Mid Cap Growth, Large Cap Growth, Large Cap Value, Small Cap Growth, Asset Allocation and Fixed Income funds and, in particular, the International Growth and International Value funds, that invests in securities denominated in, and receiving revenues in, foreign currencies.

Derivatives Risk

Derivatives are financial contracts in which value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Derivatives are sometimes used as part of a strategy designed to reduce (hedge) other risks. Generally, however, derivatives are used to earn income, enhance yield and increase diversification, all of which entail greater risk than if used solely for hedging purposes.

In addition to risks such as the credit risk of the counterparty, derivatives involve the risk of mistakes in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indices. A fund's use of derivatives may also increase the amount of taxes payable by shareholders. Each of the funds, other than the Money Market Fund, is subject to this risk.

Foreign Risk

Each of the funds (other than the Short-Term Government Securities Fund), and in particular the International Growth and International Value funds, is subject to foreign risk. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund's investments in a foreign country.

In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment.

Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability. The International Growth and International Value funds in particular are subject to the risk of investing in emerging market issuers.

Leveraging Risk

When a fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. Funds take on leveraging risk when they borrow money to meet redemption requests, invest collateral from securities loans or use reverse repurchase agreements, forward commitments, inverse floating rate investments or derivatives. All funds are subject to this risk.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling investments at an advantageous price. Derivatives and securities involving substantial interest rate and credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase when a fund invests in debt securities whose sale may be restricted by law or by contract. All funds are subject to this risk.

Management Risk

Caterpillar Investment Management Ltd. and the subadvisers to the Preferred Group apply their investment techniques and risk analyses in making investment decisions for the funds, but there can be no guarantee that their decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or a fund may not use them, possibly even under market conditions where their use would have benefited the fund. Because they are actively managed, all Preferred funds are subject to management risk.

Market Risk

Each of the funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio securities. Those funds that invest in equity securities are exposed to the risk of changes in the value of equity securities. Those risks include the risks of broader market declines as well as more specific risks affecting the issuers, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services. To the extent that a fund invests significantly in a particular sector, the fund may be subject to these risks to a greater degree.

Another aspect of market risk affecting all of the funds is interest rate risk. As interest rates rise, your investment in a fund is likely to be worth less because its income producing equity or debt investments are likely to be worth less. Even funds such as the Short-Term Government Securities Fund and the Money Market Fund are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. Government securities. Interest rate risk is generally greater for funds that invest in debt securities with longer maturities. This risk is usually compounded for funds that invest significantly in mortgage-backed or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable--when interest rates are rising.

Money Market Risk

While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The fund may not be able to maintain a net asset value of $1.00 per share, as a result of deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates. The value of your investment may be eroded over time by inflation. In addition, the subadviser of the fund, J.P. Morgan Investment Management Inc., may invest up to 100% of the fund's assets in bank obligations. Investments in a single industry, even though representing interests in different companies in such industry, may be affected by common economic forces and other factors. The fund may be particularly vulnerable to factors affecting the banking industry.

Smaller and Mid-size Company Risk

Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small or mid-size market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The share price of a fund investing in stocks of companies with small or mid-size market capitalizations may be more volatile than that of a fund investing in stocks of larger, more established companies. In addition, a fund investing in such companies may be affected by dilution in the value of its shares if such companies sell additional shares and by concentration of control in existing management and principal shareholders. The International Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund in particular have exposure to this risk.



SCHEDULE OF FUND EXPENSES

The purpose of the following table is to assist in understanding the various costs and expenses of the Preferred Group that are paid by shareholders.

Shareholder Transaction Expenses (Fees paid directly from your investment) (All Funds)

Maximum sales load imposed on purchases                       NONE
Maximum sales load imposed on reinvested dividends            NONE
Exchange fees                                                 NONE
Maximum contingent deferred sales charge                      NONE
Redemption fees                                               NONE*

Annual Fund Operating Expenses (Expenses that are deducted from fund assets) (As a percentage of average net assets)


                                                               Total Fund
 Fund                   Management Fees   Other Expenses   Operating Expenses
 International Growth        1.05%             .68%              1.73%
 International Value          .95%**           .25%              1.20%**
 Small Cap Growth            1.00%             .26%              1.26%
 Mid Cap Growth              1.00%             .65%              1.65%
 Large Cap Growth             .75%             .10%               .85%
 Large Cap Value              .75%             .12%               .87%
 Asset Allocation             .70%             .23%               .93%
 Fixed Income                 .50%             .19%               .69%
 Short-Term Gov't.
 Securities                   .35%             .19%               .54%
 Money Market                 .30%             .17%               .47%

 * The Preferred Group's bank charges a $10 fee for wire redemptions, minimum $100, subject to change without notice.

** Caterpillar Investment Management Ltd. has voluntarily agreed to waive a portion of its Management Fee (0.25%) with respect to the Preferred International Value Fund, effective July 1, 2002. While such waiver is in effect, the Total Fund Operating Expenses are 0.95%. This waiver may be terminated at any time.




Example: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 Fund                            1 Year     3 Years     5 Years     10 Years
 International Growth             $176        $545       $____       $_____
 International Value               122         381        660         1,455
 Small Cap Growth                  125         390        676         1,489
 Mid Cap Growth                    168         520        ___         _____
 Large Cap Growth                   85         265        460         1,025
 Large Cap Value                    88         274        477         1,061
 Asset Allocation                   91         284        493         1,096
 Fixed Income                       69         218        379           847
 Short-Term Gov't.
 Securities                         58         183        318           714
 Money Market                       47         148        258           579



Note: The figures shown in the example above are hypothetical. They are not representations of past or future performance or expenses; actual performance and/or expenses may be greater or less than shown.



GENERAL POLICIES AND RISK CONSIDERATIONS

Portfolio Turnover

Portfolio turnover is not a limiting factor in investment decisions for any of the funds. High portfolio turnover (generally portfolio turnover rates over 100%) involves higher brokerage commissions and other transaction costs on the sale of securities and reinvestment in other securities that are borne directly by the funds and may increase the amount of taxes payable by shareholders, thereby lowering the fund's after-tax return to shareholders. Each fund may have high portfolio turnover. Portfolio turnover rates for the life of each fund are shown in the section "Financial Highlights."

Money Market Instruments

The money market instruments in which the Money Market Fund may invest include:

1. Short-term U.S. Government securities.

2. Certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two major rating agencies or, if rated by only one major agency, in that agency's two highest grades, or unrated but determined to be comparable by Caterpillar Investment Management Ltd. or J.P. Morgan Investment Management Inc. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. The fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankeedollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations").

3. Commercial paper rated in the two highest rating categories by at least two major rating agencies or, if rated by only one major agency, in that agency's two highest grades or, if not rated, of comparable quality as determined by the subadviser to the fund according to procedures approved by the Preferred Group's trustees.

4. Corporate obligations with an initial maturity of over 397 days but a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two major rating agencies or, if rated by only one major agency, in that agency's highest grade.

5. Repurchase agreements with domestic commercial banks or registered broker-dealers.

For temporary defensive purposes, each of the other funds may also invest all or a portion of its assets in those kinds of money market instruments, with determinations of the quality of unrated securities being made by the relevant subadviser.

Options and Futures Transactions; Foreign Currency Transactions

Each fund (except the Short-Term Government Securities Fund and the Money Market
Fund) may engage in a variety of transactions involving options and futures contracts, which are commonly known as "derivative securities," for hedging, dividend accruals and portfolio allocation purposes.

In order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, each of the funds (other than the Short-Term Government Securities and Money Market funds) may buy or sell foreign currencies or may deal in forward foreign currency contracts; that is, agree to buy or sell a specified currency at a specified price and future date. These funds may also invest in currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a fund may, as a hedge, sell a currency futures contract or a related call option or purchase a related put option. If it is anticipated that exchange rates for a particular currency will rise, a fund may purchase a currency futures contract or a related call option or sell (write) a related put option to protect against an increase in the price of securities denominated in the currency the fund intends to purchase.

These transactions may cause the fund (and, on distribution, its shareholders) to recognize ordinary income or loss as a result of currency fluctuations. In addition, the fund's hedging activities (including transactions in foreign currencies and foreign currency-denominated debt transactions) may cause its book income to differ from its taxable income. If book income exceeds taxable income, the distribution of such excess may be treated in part as a return of capital and in part as capital gain for tax purposes. If book income is less than taxable income, the fund may be required to make distributions exceeding book income to qualify as a "regulated investment company" for federal tax purposes.

These futures contracts and related options are used only as a hedge against anticipated currency rate changes, and all options on currency futures written by the funds are covered. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

Risk Factors of Foreign Investments


The Money Market Fund may invest all or a portion of its assets in Yankeedollar and Eurodollar obligations and in dollar-denominated commercial paper of foreign issuers. The Small Cap Growth, Mid Cap Growth, Large Cap Growth, Large Cap Value and Asset Allocation funds each may invest without limit in securities of foreign issuers that are traded in domestic securities markets, and each may invest up to 10% of its assets in securities traded principally in securities markets outside the United States. (Eurodollar certificates of deposit are excluded from these limitations.)

These investments, as well as investments of the International Growth, International Value and Fixed Income funds in securities of foreign issuers and securities principally traded abroad, may involve certain special risks due to foreign economic, political and legal developments. These developments may include unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.


The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets, and certain foreign securities markets may be subject to less governmental supervision than in the United States. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded abroad.

The International Growth, International Value and Fixed Income funds may also invest in countries whose economies or securities markets are not highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include greater political uncertainty, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for these securities, and delays and disruptions in securities settlement procedures.


Loans of Portfolio Securities

Each fund (except the Money Market Fund) may lend its portfolio securities to counterparties under contracts calling for collateral equal to at least the market value of the securities loaned. Each fund would continue to benefit from interest on the securities loaned and would also receive either interest, through investment of any cash collateral by the fund in permissible investments, or a fee. Securities lending involves leverage risk and credit risk due to the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails financially.

Short Sales

Each fund (except the Money Market Fund) may from time to time make short sales involving securities held in the fund's portfolio or which the fund has the right to acquire without further payment.

Forward Commitments, When-Issued and Delayed Delivery Transactions

The Short-Term Government Securities Fund may purchase U.S. Government securities on a when-issued basis, and may purchase or sell these securities for delayed delivery.


All funds (except the Money Market Fund) may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). The International Growth International Value and Fixed Income funds, in particular, may invest in forward foreign currency contracts.


All funds may also enter into forward commitments to sell securities. The funds may simultaneously be obligated to forward commitment purchase and sale contracts and may sell a portfolio security or enter into a forward commitment sale contract (a "dollar-roll transaction") that is coupled with an agreement by the fund (including a forward commitment) to purchase a similar, but not identical, security at a later date. When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines before the settlement date. This risk is in addition to the risk that the value of the fund's other assets may decline. No income accrues to the purchaser of these securities before delivery.

Repurchase Agreements

Each of the funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement, a fund acquires a security (usually an obligation of the U.S. Government) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is greater than the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. These transactions give the fund an opportunity to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the fund to expenses, delays and risks of loss.

Mortgage-Backed Securities, Asset-Backed Securities and Zero-Coupon Securities

Each of the funds may invest in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates.

Prepayments are important because they affect the yield and price of the securities. During periods of declining interest rates, prepayments can be expected to accelerate, and a fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. As a result of these principal prepayment features, mortgage-backed securities that are U.S. Government securities are generally more volatile investments than other U.S. Government securities. Also, although the values of mortgage-backed securities generally fall when interest rates rise, their potential for capital appreciation when interest rates are falling is limited because of the prepayment feature.

CMOs, which are commonly considered to be "derivatives," are securities backed by a portfolio of mortgages or mortgage-backed securities held under an indenture agreement. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest and/or principal on the underlying collateral. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If there are enough early prepayments on these mortgages, the class or series of CMOs first to mature generally would be retired prior to its maturity. Therefore, the early retirement of a particular class or series of a CMO held by a fund has the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Commercial mortgage-related securities are generally structured similarly to pass-through securities or CMOs, although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-related securities are issued in public or private transactions by a variety of public and private issuers.

The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties tend to be unique and are more difficult to value than single family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans. They also may not be fully amortizing, which means that they may have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-related securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited, and asset-backed securities are subject to prepayment risks similar to those described above for mortgage-backed securities. The Fixed Income and Short-Term Government Securities funds may also invest in "zero-coupon" U.S. Government securities. (Zero-coupon securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.)

The Fixed Income and Short-Term Government Securities funds may also invest in "IO/PO Strips" (certificates that represent undivided interests in "stripped" U.S. Government securities and coupons). IO/PO Strips are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets.

Zero-coupon securities and IO/PO Strips tend to be more volatile than other types of U.S. Government securities. Mortgage-backed IO Strips involve the additional risk of loss of the entire value of the investment if the underlying mortgages are prepaid. IO/PO Strips that are U.S. Government securities backed by fixed-rate mortgages may be considered liquid securities if so determined by the subadviser under procedures approved by the Preferred Group's trustees. All other IO/PO Strips are considered illiquid. If either fund invests in IO/PO Strips that are "stripped" by private entities, these securities are not considered to be U.S. Government securities.

Zero-coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency or entity (such as the Student Loan Marketing Association or the Resolution Funding Corporation). A fund is required to accrue and distribute income from zero-coupon securities on a current basis, even though it does not receive that income currently in cash. Therefore the fund may have to sell other investments to obtain cash needed to make income distributions.

Illiquid Securities

Each fund may purchase "illiquid securities." This includes securities whose disposition is restricted by the securities laws, so long as no more than a fixed percentage of that fund's net assets (determined by the SEC to be 15% [10% for the Money Market Fund] as of the date of this Prospectus) would be invested in these illiquid securities. There may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or if the financial condition of the issuer deteriorates.

A fund could find it more difficult to sell these securities when CIML or the subadviser believes it advisable to do so or may be able to sell these securities only at prices lower than if the securities were not subject to restrictions on disposition. At times, it may also be more difficult to determine the fair value of these securities in computing a fund's net asset value. Illiquid securities include repurchase agreements maturing in more than seven days, certain IO/PO Strips, over-the-counter options and assets used to "cover" over-the-counter options written by a fund (to the extent described under "Options and Futures Transactions--OTC Options" in the Statement of Additional Information).

Certain securities whose disposition is restricted by the securities laws, such as securities eligible for resale to qualified institutions under Rule 144A and privately-placed commercial paper, may be determined by CIML or the subadviser to be liquid (and so not subject to the 15% [or 10%] limitations) under procedures approved by the Preferred Group's trustees. It is possible that, despite this determination, there may be relatively few potential purchasers for these securities and they may therefore be subject to the risks described above.

Alternative Strategies

At times, a portfolio manager may judge that market conditions make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. The portfolio manager then may, for temporary defensive purposes, use alternative strategies that are mainly designed to limit the fund's losses. Although a portfolio manager has the flexibility to use these strategies, he or she may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

Investment Objectives

Unless otherwise indicated, the investment policies and objectives of the funds may be changed without shareholder approval.



ABOUT THE PREFERRED GROUP

Management of The Preferred Group

The Preferred Group is managed by Caterpillar Investment Management Ltd. ("CIML"), which provides investment advisory and portfolio management services for the Preferred Group. CIML also provides executive and other personnel for management of the Preferred Group. Pursuant to the Preferred Group's Agreement and Declaration of Trust, the Trustees supervise the affairs of the Preferred Group as conducted by CIML.

Caterpillar Investment Management Ltd.

CIML is a Delaware corporation formed on December 18, 1991. Its principal place of business is 411 Hamilton Boulevard, Suite 1200, Peoria, Illinois 61602-1104. CIML is a wholly-owned subsidiary of Caterpillar Inc., an international manufacturer of machinery and engines and provider of financial products. In addition to managing the funds, CIML serves as an investment adviser to the Caterpillar Investment Management Ltd. Tax Exempt Group Trust (the "Group Trust"). CIML has advised the funds since inception and has experience managing portfolios of the Group Trust that are similar to certain of the funds.

For investment advisory services, each fund pays a management fee to CIML, as follows:

 International Growth              1.05%
 International Value                .95%*
 Small Cap Growth                  1.00%
 Mid Cap Growth                    1.00%
 Large Cap Growth                   .75%
 Large Cap Value                    .75%
 Asset Allocation                   .70%
 Fixed Income .                     .50%
 Short-Term Gov't. Securities       .35%
 Money Market                       .30%

* CIML has voluntarily agreed to waive a portion of its Management Fee (0.25%) with respect to the Preferred International Value Fund, effective July 1, 2002. This waiver may be terminated at any time.


In turn, CIML pays a portion of the fee it receives from each fund to the subadviser of that fund for its services.

The Subadvisers

To assist it in carrying out its responsibility, CIML has retained various subadvisers to provide advisory services to the funds under the supervision of CIML and the Preferred Group's trustees.


Marvin & Palmer Associates, a privately held Delaware corporation located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2002, Marvin & Palmer Associates had approximately $____ billion in assets under management.

Mercator provides investment advice to mutual funds and other entities. Its principal place of business is 2400 East Commercial Blvd., Ft. Lauderdale, Florida 33308. Mercator Asset Management(R), LP is a Delaware general partnership owned by its executive officers and The Prudential Insurance Company of America, a limited partner. As of September 30, 2002, Mercator managed over $___ billion in fee-paying assets.

Turner, located at 1235 Westlakes Dr., Suite 350, Berwyn, Pennsylvania 19312, provides investment advice to mutual funds and other entities. Robert Turner is the majority shareholder of Turner. As of September 30, 2002, Turner had approximately $___ billion in assets under management.

Jennison provides investment advice to mutual funds, institutional accounts and other entities. Its principal place of business is 466 Lexington Avenue, New York, New York 10017. Jennison, a registered investment adviser, is a wholly owned subsidiary of Prudential Investment Management, Inc., which is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential Financial, Inc., a financial services institution. As of September 30, 2002, Jennison managed approximately $____ billion in assets.

Oppenheimer, a Delaware limited liability company, was founded in 1969. Its address is 1345 Avenue of the Americas, 49th Floor, New York, New York 10105. Oppenheimer provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, businesses and other organizations. Oppenheimer is a registered investment adviser with approximately $___ billion in assets under management as of September 30, 2002. Oppenheimer is an indirect subsidiary of Allianz Dresdner Asset Management L.P., a registered investment adviser, and Allianz AG, a German insurance company.

Mellon, a Delaware corporation, is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon was founded in 1983 and, as of September 30, 2002, managed over $____ billion in funds. Mellon is a wholly owned, indirect subsidiary of Mellon Financial Corporation, Pittsburgh, Pennsylvania, a bank holding company which engages in the businesses of retail banking, wholesale banking and service products. Mellon serves as an investment adviser and manager for institutional clients.

PanAgora is located at 260 Franklin Street, Boston, Massachusetts 02110. Fifty percent of the outstanding voting stock of PanAgora is owned by each of Nippon Life Insurance Company, a mutual life insurance company, and Putnam Investments, LLC. ("Putnam"). Putnam is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. PanAgora serves as an investment adviser and manager to a variety of endowment funds, pension accounts, other institutions and investment companies. As of September 30, 2002, PanAgora managed over $____ billion in assets.

Morgan provides investment advice to mutual funds and other entities. Its principal place of business is 522 Fifth Avenue, New York, New York 10036. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a global financial services corporation. As of September 30, 2002, Morgan and its affiliates managed over $610 billion in assets.

Western, a California corporation, provides investment advice to mutual funds and other entities. Its principal place of business is 117 E. Colorado Blvd., Pasadena, CA 91105. Western is a wholly owned subsidiary of Legg Mason, Inc., a holding company that, through its subsidiaries, is principally engaged in providing asset management, securities brokerage, investment banking and other related financial services to individuals, institutions, corporations, governments and government agencies. As of September 30, 2002, Western and its affiliates managed over $____billion in assets.

WAML, a United Kingdom corporation, provides investment advice to mutual funds and other entities. Its principal place of business is 115 Bishopgate, London, UK EC2M3XG. WAML is a wholly owned subsidiary of Legg Mason, Inc. As of September 30, 2002, WAML and its affiliates managed over $____billion in assets.

PORTFOLIO MANAGERS

Preferred International Growth Fund


Subadviser: Marvin & Palmer Associates


Portfolio Manager: David F. Marvin, CFA, leads an investment committee

Title: Chairman, Chief Executive Officer, Director and Portfolio Manager, Marvin & Palmer Associates

Last Five Years Experience: Portfolio Manager at Marvin & Palmer Associates. David has managed the Preferred International Growth Fund since its inception on April 2, 2001.

Education: B.S.--University of Illinois; M.B.A.--Northwestern University; Chartered Financial Analyst


Preferred International Value Fund


Subadviser: Mercator


Portfolio Manager: Peter F. Spano, CFA

Title: President, PXS Corp., General Partner

Last Five Years Experience: Portfolio Manager at Mercator. Pete has managed the Preferred International Value Fund since its inception on July 1, 1992.

Education: B.B.A.--St. John's University; M.B.A.--Baruch College (City University of New York); Chartered Financial Analyst


Portfolio Manager: James E. Chaney

Title: President, JXC Corp., General Partner

Last Five Years Experience: Portfolio Manager at Mercator since 2000. Prior to joining Mercator, Jim was a portfolio manager at Hansberger Global Investors and Templeton Investment Counsel.

Education: B.S. - University of Massachusetts, 1979; M.S. - Northeastern University, 1985; M.B.A. - Columbia University Graduate School of Business, 1987



Preferred Small Cap Growth Fund


Subadviser: Turner


Portfolio Manager: Bill McVail, CFA, leads an investment committee

Title: Senior Equity Portfolio Manager, Turner

Last Five Years Experience: Portfolio Manager at PNC Equity Advisers before joining Turner in 1998. Bill has managed the Preferred Small Cap Growth Fund since January 1, 2000.

Education: B.A.--Vassar College; Chartered Financial Analyst

Preferred Mid Cap Growth Fund

Subadviser: Turner

Portfolio Manager: Christopher K. McHugh leads an investment committee

Title: Senior Portfolio Manager/Security Analyst, Turner

Last Five Years Experience: Portfolio Manager at Turner. Christopher has managed the Preferred Mid Cap Growth Fund since its inception on April 2, 2001.

Education: B.S.--Philadelphia College of Textiles and Science; M.B.A.--St. Joseph's University


Preferred Large Cap Growth Fund


Subadviser: Jennison


Portfolio Manager: Kathleen McCarragher

Title: Director, Executive Vice President and Domestic Equity Investment Strategist, Jennison

Last Five Years Experience: Managing Director and Director of Large Cap Growth Equities at Weiss, Peck & Greer LLC before joining Jennison in May 1998. Kathleen assumed management of the Preferred Large Cap Growth Fund in April 1999.

Education: B.B.A. in Finance-University of Wisconsin; M.B.A.--Harvard Business School


Preferred Large Cap Value Fund


Subadviser: Oppenheimer


Portfolio Manager: John G. Lindenthal

Title: Managing Director, Oppenheimer Capital

Last Five Years Experience: Portfolio Manager at Oppenheimer Capital. John has managed the Preferred Large Cap Value Fund since its inception on July 1, 1992.

Education: B.S., M.B.A.--University of Santa Clara

Preferred Asset Allocation Fund


Subadvisers: Mellon and PanAgora


Portfolio Manager: Thomas B. Hazuka

Title: Chief Investment Officer, Mellon

Last Five Years Experience: Portfolio Manager at Mellon. Tom has been involved in the management of the Preferred Asset Allocation Fund since its inception on July 1, 1992.

Education: B.S.--Stevens Institute of Technology; M.B.A.--University of Connecticut; Ph.D.--Stanford University

Portfolio Manager: Edgar E. Peters

Title: Director of Asset Allocation and Chief Investment Officer, PanAgora

Last Five Years Experience: Portfolio Manager at PanAgora. Ed has been involved in the management of the Preferred Asset Allocation Fund since its inception on July 1, 1992.

Education: B.S.--Montclair State College; M.B.A.--Rutgers University

Preferred Fixed Income Fund


Subadvisers: Western and WAML

Portfolio Manager: Neither Western nor WAML employs individual portfolio managers to determine the investments of the Fund. Instead, the day-to-day management of the Preferred Fixed Income Fund's investments will be the responsibility of the Western Asset Investment Strategy Group or the WAML Investment Strategy Group, as the case may be.


Preferred Short-Term Government Securities Fund

Portfolio Manager: Charles T. ("C.T.") Urban, III, CFA

Title: Senior Portfolio Manager, CIML

Last Five Years Experience: Vice President and Senior Portfolio Manager at Windsor Financial Group before joining CIML in September 1999. C.T. has managed the Preferred Short-Term Government Securities Fund since November 1, 1999.

Education: B.S.--University of North Carolina; M.B.A.--University of Minnesota; Chartered Financial Analyst


Preferred Money Market Fund

Subadviser: Morgan

Portfolio Manager: Mark Settles

Title: Vice President, Portfolio Manager, Morgan

Last Five Years Experience: Portfolio Manager, Morgan. Mark has managed the Preferred Money Market Fund since January 1, 2000.

Education: B.A.--Columbia University; M.B.A.--Northwestern University

DETERMINATION OF NET ASSET VALUE AND PRICING

Net Asset Value

Net asset value per share (NAV), or share price, for each fund is normally determined on each day the New York Stock Exchange is open as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). Fund share prices (other than the Money Market Fund) can be found daily in most major newspapers' mutual fund listings under the heading "Preferred Group."

Purchase Share Price

If your request is received on a regular business day before 4:00 p.m. (Eastern time) in good order, your shares will be priced at that day's net asset value. Requests received after 4:00 p.m. (Eastern time) will be priced at the next day's net asset value. Requests to purchase shares on other than a regular business day will be priced at the net asset value determined on the next regular business day.

Redemption Share Price

If your redemption request is received prior to 4:00 p.m. (Eastern time) in good order on a regular business day, your shares will be priced at that day's net asset value. Redemption proceeds will normally be sent on the following business day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed on the business day following receipt.

Exchange Share Price

Exchanges are priced in the same manner as purchases and redemptions.

Determination of NAV

Each fund's share price is calculated by dividing the total value of each fund's assets, minus liabilities, by the total number of outstanding shares. Portfolio securities, options and futures contracts for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The portfolio investments of the Money Market Fund are valued using the amortized cost method of valuation, in accordance with Rule 2a-7 under the Investment Company Act of 1940. All other securities and assets are valued at their fair value as determined in good faith following procedures approved by the Trustees. If a fund holds securities that are primarily listed on foreign exchanges that trade on days when the Exchange is not open, the net asset value of the fund's shares may be subject to change on days when shareholders will not be able to purchase or redeem the fund's shares.


Fair valuation may also be used if unusual circumstances occur. For example, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of a fund's shares are generally computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of a fund's securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees.


General

Please note that the Preferred Group does not accept requests which specify a particular date for purchases or redemptions, or which specify any special conditions. We will notify you if your request cannot be accepted and provide additional instructions.

YOUR PREFERRED GROUP ACCOUNT

HOW TO OPEN YOUR ACCOUNT

To open a new account, simply complete and return a New Account Registration Form and mail it with your check or money order. To get the form, call 1-800-662-4769 or download it from our Web site at www.PreferredGroup.com. Be sure to read this prospectus before your invest. We must have the information called for by the New Account Registration Form, including your correct Social Security or corporate tax identification number and your signature. In order to open an account, you must meet the minimum investment requirements described below.

A completed and signed application is required for each new account you open. Redemptions are not permitted until your completed application is on file.

Purchase orders received by the Preferred Group by 4:00 p.m. (Eastern time) on any regular business day are processed at the net asset value next determined, generally that day's net asset value. There are no sales commissions or 12b-1 fees.

All shareholders receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of shares, including the total number of shares owned as of the confirmation date.

If you have questions about the funds or require additional assistance with the New Account Registration Form, please call us at 1-800-662-4769. We are happy to assist you.

The following account procedures may not be pertinent to institutional or employer-sponsored retirement plan accounts. Please call 1-800-662-2465 for information regarding such accounts.



HOW TO BUY SHARES

You can purchase shares of any fund by using one of the four methods described on the following pages.

For new accounts, please mail us your New Account Registration Form and check in the return envelope provided. For additional investments, please write your account number on your check and use the remittance form attached to your confirmation statement. Mail your check in the return envelope provided. All checks should be made payable to "The Preferred Group (name of fund)." The Preferred Group does not accept third-party checks or starter checks. Please mail all purchase requests to one of the following addresses:

Regular Mail:
The Preferred Group
P.O. Box 8320
Boston, MA 02266-8320

Registered, Express or Certified Mail:
The Preferred Group
2 Heritage Drive
N. Quincy, MA 02171

The Preferred Group reserves the right to accept or reject any order for the purchase of fund shares.

                                                  Additional
Method          Initial Investment Minimum        Investments Minimum
BY MAIL         $1,000 -Regular Account           $50 for all Accounts

                $ 250 -IRAs, Coverdell Education Savings Accounts & Uniform Gifts/Transfers to Minors Accounts

                $ 150  -Quarterly Systematic Savings Plan
                $ 50   -Monthly Systematic Savings Plan

For all choices below, please call 1-800-662-4769

Method          Initial Investment Minimum        Additional Investments
                                                  Minimum
BY EXCHANGE     $1,000                             $50
(from another fund)

The new account will have the same registration as the account from which you are exchanging. For more information about exchanges, see "Exchanging and Redeeming Shares."

Method          Initial Investment Minimum        Additional Investments
                                                  Minimum
BY WIRE         $1,000                            $1,000

Federal funds should be wired to: State Street Bank & Trust Company, Custody and Shareholder Services Division, Boston, MA 02110, ABA No. 011000028, DDA:
9904-636-9, The Preferred Group, your name and your Fund/Account Number.


Method          Initial Investment Minimum        Additional Investments
                                                  Minimum
BY Automated   Not Available                      $50
Clearing House (ACH)
(Electronic Funds
Transfer Option)

This service may be used only if you authorize it on your account application. The maximum transfer amount is $50,000.



EXCHANGING AND REDEEMING SHARES

Shares may be exchanged on the basis of their net asset values beginning 10 days after purchase on any day the New York Stock Exchange is open. There are currently no exchange or redemption fees or charges. You may redeem all or a portion of your shares.

Please note that an exchange is treated as a redemption and a subsequent purchase. Therefore, you could realize a taxable gain or loss on your transaction.

The Preferred Group reserves the right to modify or terminate the exchange privilege at any time.

The Preferred Group's exchange service is not intended to encourage shareholder speculation on short-term movements in the market. Each fund reserves the right to restrict exchanges to one purchase and one redemption of shares in the same fund during any 120-day period. The exchange privilege may not be exercised for shares of any fund which are not qualified or exempt under the securities laws of the state in which the shareholder resides.

The redemption of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays or, if permitted by the rules of the SEC, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

Redemption proceeds are normally paid in cash. However, if you redeem more than $250,000, or 1% of a fund's net assets, in any 90-day period, the fund may, at its discretion, pay the difference between the redemption amount and the lesser of those two figures with securities of the fund. If redemptions are made in securities rather than cash, the securities are valued using the procedures described under "Determination of Net Asset Value and Pricing."

The Preferred Group will normally send you payment for your shares the following business day after your request is received in proper form by Boston Financial Data Services, Inc., the Preferred Group's Transfer Agent. However, the transmission of your proceeds may be delayed for up to seven days after your request is received. The mailing of proceeds on redemption requests involving any shares purchased by personal, corporate or government check, or bank-fund transfers is generally subject to a delay of up to 10 days to allow the check or transfer to clear. The clearing period does not apply to purchases made by wire, Systematic Savings Plan, or cashier's, treasurer's or certified checks. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent.




HOW TO REDEEM OR EXCHANGE SHARES

Method

BY MAIL

Instructions
To redeem or exchange shares in writing, send an instruction letter signed by all registered owners, including fiduciary titles, specifying the name on the account and the account number, the fund name and the number of shares or dollar amount you want to exchange or redeem. For exchanges, mail to the attention of the fund you are exchanging from and specify the fund you are exchanging to. We require the signature of all owners exactly as registered.

For redemptions over $50,000, we require a signature guarantee.

         Regular Mail:              Registered, Express or Certified Mail:
         The Preferred Group        The Preferred Group
         P.O. Box 8320              2 Heritage Drive
         Boston, MA 02266-8320      N. Quincy, MA 02171

Corporations, Partnerships or Associations.

The letter of instruction must be accompanied by a resolution. The letter must be signed by at least one individual authorized by resolution to act on the account. The resolution must include a signature guarantee.

Trusts.

The letter of instruction must be signed by the Trustee(s) with a signature guarantee.


For All Options Below, Call Investor Services at 1-800-662-4769

Method

BY PHONE

Instructions
If you have authorized Telephone Exchange and Redemption on your account application, exchanges or redemptions can be made by calling the Preferred Group between 8:00 a.m. (Eastern time) and the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).

Redemption proceeds can be mailed, wired or sent by ACH to your bank. The minimum amount for a wire redemption is $100. The Preferred Group's bank charges a $10 fee for a wire redemption, subject to change without notice. Your bank may also charge you for receiving wires.

For All Options Below, Call Investor Services at 1-800-662-4769

Method
BY CHECK

Instructions

If you have authorized the check writing feature on your account application, you may redeem shares in your account provided that the appropriate signatures are on your check. The minimum check amount is $250. There is no charge for this service, and you may write an unlimited number of checks, provided the account minimum of $1,000 per fund is maintained. Check writing privileges apply to the Money Market and the Short-Term Government Securities funds ONLY.

BY ACH

If you have authorized the Automated Clearing House (ACH) feature on your account application, you may redeem by electronic funds transfer. The maximum redemption amount is $50,000.

BY WIRE

If you have authorized the Wire Transfer feature on your account application, you may have your redemption proceeds wired to your bank on the next business day after the redemption is processed. The minimum amount for a wire redemption is $100. The Preferred Group's bank charges a $10 fee for wire redemptions, subject to change without notice. Your bank may also charge you for receiving wires.

BY WEB

If you have authorized the Online Account Access feature on your individual account application, you may request certain exchanges or redemptions by logging onto www.PreferredGroup.com.


The minimum trade amount for web redemptions is $100; the maximum is $50,000. Redemption proceeds can be mailed, wired or sent by ACH to your bank. The Preferred Group's bank charges a $10 fee for a wire redemption, subject to change without notice. Your bank may also charge you for receiving wires. IRA and Coverdell Education Savings Account redemptions are not available via the Internet.


Note: If you want to keep your account open, please maintain a balance of at least $1,000. If you have questions, please call Investor Services at 1-800-662-4769.




IMPORTANT INFORMATION ABOUT YOUR ACCOUNT

Account Balances


The Preferred Group reserves the right to redeem shares in any account which drops below the minimum initial investment amount of $1,000 due to shareholder redemptions. You are allowed 60 days to make an additional investment before the account is liquidated. The minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.


Intermediaries

If you purchase or redeem Preferred Group shares through a registered broker-dealer, a bank, an investment adviser, or other third party, those entities may charge you a service fee.

Non-U.S. Bank Checks

All deposit checks must be drawn on U.S. chartered banks. Checks drawn on foreign banks must be converted to U.S. dollars; in the case of smaller investments, the fee for conversion may be disproportionately high in relation to the value of the investment.

Purchases by Check

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a nonmember bank may take up to 10 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are received in proper order, even though the check may not yet have been converted into federal funds. The Preferred Group does not accept third-party checks or starter checks.

Share Certificates

When you open your account, you will receive a confirmation indicating your name and account number, which will be evidence that you have opened a Preferred Group account. No share certificates will normally be issued.

Changing Service Options

If you wish to authorize or change certain service options after your account is opened, please call us 1-800-662-4769 to request a Service Options Change Form, and follow the instructions on the form. You can also download a PDF version of the Service Option Change Form and other forms from our Web site at www.PreferredGroup.com. Please note that authorizing or changing certain service options after your account is opened requires a signature guarantee.

Signature Guarantees

A signature guarantee verifies the authenticity of your signature and is sometimes required for our mutual protection. When a signature guarantee is required, you should have "Signature Guaranteed" stamped under your signature and guaranteed at a commercial bank (FDIC member), trust company, firm that is a member of a domestic stock exchange, foreign branches of any of the above or certain other financial institutions.

You will generally need a signature guarantee to:

         1. Authorize or change certain services after your account is opened;

         2. Transfer shares to another owner;

         3. Redeem over $50,000 by written request;

         4. Redeem or exchange shares when someone who is not a registered owner of the account will receive the proceeds;

         5. Send proceeds to an address other than the account address;

         6. Send proceeds to an account address which has been changed within 30 days of the redemption request; and

         7. Pay the proceeds to a corporation, partnership, trust or fiduciary.

Telephone Exchange and Redemption

The Preferred Group may accept telephone redemption or exchange instructions from any person with respect to accounts of shareholders who elect this service. The Preferred Group employs reasonable procedures to verify that telephone requests for redemptions and exchanges are genuine, such as requiring a form of personal identification prior to acting on telephone instructions, recording telephone instructions and sending written confirmations of the resulting transactions to shareholders.

The Preferred Group reserves the right to terminate or modify the telephone exchange or telephone redemption service at any time. During times of severe disruption in the securities markets, the volume of calls may make it difficult to exchange or redeem shares by telephone, in which case a shareholder may wish to send a written request for exchange or redemption as described under "Exchanging and Redeeming Shares--By Mail."

Online Account Exchange And Redemption

The Preferred Group may accept online redemption or exchange instructions from any person with respect to accounts of shareholders who elect this service. The Preferred Group and its web service providers utilize data encryption, network access control and independence of shareholder location technology, as well as restricting personnel access, to enhance shareholder security. In addition, reasonable procedures are employed to verify that Internet requests for redemptions and exchanges are genuine, such as requiring account number and PIN for shareholder authentication and sending written confirmations of resulting transactions to shareholders.

The Preferred Group reserves the right to terminate or modify the online account access service at any time. Use of www.PreferredGroup.com signifies your agreement to the terms and conditions posted on the web site. During times of severe disruption in the securities markets, or when there are problems with the Internet or our web site due to volume of use or other reasons, you may not be able to exchange or redeem shares using the Internet. In this case, a shareholder may wish to telephone or send a written request for exchange or redemption as described under "Exchanging and Redeeming Shares."



ADDITIONAL SHAREHOLDER SERVICES

Check-Writing Services

(Money Market and Short-Term Government Securities Funds only)

The minimum check amount is $250. This service is FREE and you may write an unlimited number of checks. You must maintain a minimum $1,000 account balance after your withdrawal. (Remember that redeeming shares, particularly from the Short-Term Government Securities Fund, may result in a capital gain or loss transaction for tax purposes.)

Automated Clearing House (ACH)
(Electronic Funds Transfer Option)

This plan allows you to buy or sell shares by transferring money between your fund account and your account at a bank, savings and loan association or credit union that is a member of the ACH (Automated Clearing House) system. ACH eliminates the expense of wiring funds and the delay of mailing a check. You need to sign up for ACH on your account application to use this service.

Shareholder Services

You may reach The Preferred Group by calling 1-800-662-4769, 24-hours a day. Between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) you will reach an Investor Services Representative. If you are calling after 6:00 p.m. (Eastern time) on a Touch-Tone(R) phone, you will receive instructions on how you can (1) listen to price and yield information and (2) obtain your share balance and account value. The Preferred Group records telephone transactions to verify data concerning these transactions.

Systematic Savings Plan

This plan allows you to make monthly or quarterly investments automatically by authorizing us to move $50 or more on the same day each month (or $150 per quarter) from your checking account to any fund. You will be sent a confirmation statement for each transaction, and a debit will appear on your checking account statement. To change the amount of your systematic savings authorization or to terminate this service, please call Investor Services or write to the address printed on your account statement. Be sure to include your account number.

Systematic Withdrawal Plan

This plan automatically redeems enough shares each month or quarter to provide you with a check, wire or electronic funds transfer to your checking account for a minimum amount of $50 monthly or $150 quarterly. You must maintain a $1,000 minimum account balance after your withdrawal. If you elect to use the Systematic Withdrawal Plan, all distributions and long-term capital gains will be reinvested.


Tax-Advantaged Savings Opportunities

Tax-advantaged savings opportunities are available. Please call Investor Services for details and the appropriate forms for:

o Traditional Individual Retirement Accounts (IRAs). Any wage earner under 70 1/2 years of age can make deductible contributions to a traditional IRA up to the lesser of $3,000 or the amount of compensation included in gross income for the tax year. The deductible amount of the contribution may be reduced or eliminated if the wage earner actively participates in an employer-sponsored qualified retirement plan. For married individuals who file jointly, the annual contribution limit is $3,000 for each spouse, but the couple's aggregate contributions may not exceed the combined compensation of both spouses (reduced by contributions made to a "Roth IRA," described below). The annual dollar contribution limit for traditional IRAs increases from $3,000 to $4,000 for tax years 2005 through 2007, and $5,000 for 2008. Also, individuals who are age 50 or older will be allowed to make additional "catch up" contributions in the amount of $500 beginning in 2002, with the amount increasing to $1,000 by 2005.

o Roth IRAs. Single wage earners with an adjusted gross income of less than $95,000 (and married wage earners who file jointly and have an aggregate adjusted gross income of less than $150,000) can make non-deductible contributions to Roth IRAs of up to $3,000 per year less amounts contributed on behalf of these individuals to other traditional IRAs. The $3,000 contribution limit is phased out for wage earners with adjusted gross incomes that exceed the above amounts. Qualifying distributions from a Roth IRA are tax-free, provided five years have passed since your first contribution to a Roth IRA. The adjustments to the annual dollar contribution limit as described above for traditional IRAs (as well as the ability for individuals age 50 or older to make additional "catch up" contributions) also apply to Roth IRAs, so that the contribution limit for Roth IRAs will be $5,000 by 2008 (or $6,000 for individuals age 50 or over).

o Rollover IRAs. When a participant of an employer-sponsored qualified retirement plan receives an eligible rollover distribution of assets, the assets may be "transferred" or "rolled over" to a traditional IRA. Eligible rollover distributions that are not "directly transferred" to a traditional IRA or another employer's tax-favored retirement plan are subject to mandatory 20% withholding for taxes. You can also transfer or roll over amounts from an existing IRA to a Preferred Group IRA.

o SEP-IRAs. Simplified Employee Pension Plans are arrangements under which employers may contribute directly to an employee's traditional IRA.


o Coverdell Education Savings Accounts. Anyone (including the student) may open and contribute to a Coverdell Education Savings Account established on a student's behalf, as long as the student is less than 18 years old at the time of the contribution, or is a "Special Needs Student" (meaning an individual who, due to a physical, mental or emotional condition requires additional time to complete his or her education). The person making the contribution (the "donor") can be anyone, and does not have to be related to the student. Contributions to a Coverdell Education Savings Account are not tax deductible, but distributions (including earnings) are not taxable when used to pay eligible education expenses. Donors may contribute up to $2,000 in a calendar year for the benefit of any one student. The $2,000 contribution limit is phased out for single wage earners with modified adjusted gross incomes that exceed $95,000 (and married wage earners who file jointly and have a modified adjusted gross income of more than $190,000). For more information and details, please request a Preferred Group Coverdell Education Savings Account kit at 1-800-662-4769.


In addition, the Preferred Group may be an appropriate investment for 403(b) plans, 401(k) plans and Keogh or corporate profit-sharing plans.



DISTRIBUTIONS

Options

You can select the distribution option that best suits your needs. See "Choosing a Distribution Option" in this section.

General

The Fixed Income, Short-Term Government Securities and Money Market funds declare dividends daily and pay them monthly. The Asset Allocation fund declares and pays dividends quarterly. The International Growth, International Value, Small Cap Growth, Mid Cap Growth, Large Cap Growth and Large Cap Value funds declare and pay dividends at least annually. Each fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized short-term capital gains. For these purposes and for federal income tax purposes, a portion of the premiums from certain expired call or put options written by a fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and other futures transactions are treated as short-term capital gain.

Each fund distributes substantially all of its net realized capital gains (i.e., the excess of net realized long-term capital gain over net realized short-term capital losses), if any, at least annually after giving effect to any available capital loss carry-over. The Fixed Income, Short-Term Government Securities, Small Cap Growth, International Growth and Money Market funds currently have available capital loss carry-overs. Subject to applicable law, dividends and capital gains distributions may be declared more or less frequently at the discretion of the Trustees.



CHOOSING A DISTRIBUTION OPTION

When completing your account application, you may select any one of the following distribution options. If you do not specify an option, all of your distributions are reinvested in additional shares of the relevant fund. If you choose to change your distribution election, you may notify us in writing, or you may notify us at www.PreferredGroup.com if you have authorized the Internet Access option. For your convenience when sending a written request, you may call 1-800-662-4769 to request a Service Options Change Form.

You can use the Service Options Change Form to notify us when you wish to change your distribution election or to make certain other changes on your account. Our address is The Preferred Group, P.O. Box 8320, Boston, MA 02266-8320.

Reinvest Option

All dividends and distributions of net realized capital gains are reinvested in additional shares. All distributions are reinvested as of the record date for the distribution and are paid on the payment date.

Cash Dividend Option

All dividends are paid in cash by check or ACH deposit at the election of the shareholder. All distributions of net realized capital gains are reinvested in additional fund shares as of the record date for the distribution and are paid on the payment date.

Cash Capital Gains Option

All net realized capital gains are paid in cash by check or ACH deposit at the election of the shareholder. All dividends are reinvested in additional fund shares as of the record date for the distribution and are paid on the payment date.

All Cash Option

All dividends and distributions of net realized capital gains are paid in cash by check or ACH deposit at the election of the shareholder.

In addition, an option to invest your cash dividends and/or net realized capital gains distributions of a Preferred Group fund in another Preferred Group fund is available. Please call us (1-800-662-4769) for more information. If it is determined that the U.S. Postal Service cannot properly deliver fund mailings to you, The Preferred Group will terminate your election to receive dividends and other distributions in cash, and will invest the undeliverable distributions in shares of the relevant fund. Your subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant fund until you notify the Preferred Group of your correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.



TAXES


Distributions of net investment income and short-term capital gains (that is, distributions of gains from investments held by the fund for one year or less) are taxable to the shareholder at ordinary income rates. Distributions of gains on investments held by the fund for more than one year are taxable to shareholders as capital gains (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder may have owned shares in the fund. However, distributions by a fund to retirement plans or to Coverdell Education Savings Accounts that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.


Distributions are taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Dividends derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities (which may constitute a substantial portion of the Short-Term Government Securities Fund's assets) may not be exempt.

A fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments to satisfy its distribution obligations.


Any gain resulting from the sale or exchange of a fund's shares will generally be subject to tax.


Shareholders should consult their tax advisers concerning the possible application of state, local and foreign income tax laws to a fund's dividends and net realized capital gains distributions.


The International Growth, International Value and Fixed Income funds' investments in foreign securities may be subject to foreign income tax withholding, which may decrease such funds' yield on such securities. The International Growth and International Value funds may make an election which allows shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns. As a result, the amounts of foreign income taxes paid by these funds would be treated as additional income to these funds' shareholders from non-U.S. sources and as foreign taxes paid by these funds' shareholders for purposes of the foreign tax credit.

Only shareholders who hold fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date (i.e., for a total of 16 days) would be entitled to claim a foreign tax credit. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Investors should consult their tax advisers for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations.


Shareholders who are not U.S. citizens or which are foreign corporations may be subject to substantially different tax treatment on distributions.

Please see the Statement of Additional Information for more information about the tax aspects of investing in the funds.

Buying a Dividend

On the record date for a distribution, the fund's share value is reduced by the amount of the distribution. If you purchase shares just before the record date ("buying a dividend"), you pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FINANCIAL HIGHLIGHTS

The table on the following pages presents financial highlights for the Preferred Group, including certain performance information. The table is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited and reported on by the Preferred Group's independent accountants, PricewaterhouseCoopers LLP, whose report appears in the Preferred Group's Annual Report, which is incorporated by reference in the Statement of Additional Information. The Preferred Group's Annual Report, which contains additional performance information, is available without charge upon request.


-----------------------------------------------------------------------------------------------------------------------------------
                         Income (Loss) From Investment Operations                          Less Distributions
                                                                      ----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                Net                                                            In          In Excess
                    Net Asset   Invest-                                           From Net     Excess      of Net
                    Value,      ment     Net Realized    Total from   From Net    Realized     of          Investment
                    Beginning   Income   and Unrealized  Investment   Investment  Gains on     Realized    Income      Total
                    of Period   (Loss)   Gain (Loss)     Operations   Income      Investments  Gains       (Loss)      Distributions
-----------------------------------------------------------------------------------------------------------------------------------
International Growth
  Year  ended June 30
-----------------------------------------------------------------------------------------------------------------------------------
2001t               $ 10.00     $ (0.01) $ (0.29)        $ (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
International Value
  Year ended June 30
-----------------------------------------------------------------------------------------------------------------------------------
1998                  16.12        0.26     0.76            1.02      (0.24)      (0.72)                               (0.96)
-----------------------------------------------------------------------------------------------------------------------------------
1999                  16.18        0.21     0.88            1.09      (0.17)      (0.47)                               (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
2000                  16.63        0.37     1.98            2.35      (0.23)      (0.64)                               (0.87)
-----------------------------------------------------------------------------------------------------------------------------------
2001                  18.11        0.16    (1.06)          (0.90)     (0.35)      (2.91)                               (3.26)
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
  Year ended June 30
-----------------------------------------------------------------------------------------------------------------------------------
1998                  14.30        0.03     3.17            3.20      (0.08)      (1.83)                               (1.91)
-----------------------------------------------------------------------------------------------------------------------------------
1999                  15.59        0.01    (2.96)          (2.95)     (0.02)      (0.57)                               (0.59)
-----------------------------------------------------------------------------------------------------------------------------------
2000                  12.05        0.02     0.61            0.63      (0.01)                               (0.02)      (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
2001                  12.65       (0.08)   (4.05)          (4.13)
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
  Year  ended June 30
-----------------------------------------------------------------------------------------------------------------------------------
2001t                 10.00       (0.05)    2.48            2.43
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
  Year ended June 30
-----------------------------------------------------------------------------------------------------------------------------------
1998                  20.42                 5.93            5.93                  (4.38)                               (4.38)
-----------------------------------------------------------------------------------------------------------------------------------
1999                  21.97                 5.87            5.87                  (4.96)                               (4.96)
-----------------------------------------------------------------------------------------------------------------------------------
2000                  22.88                 6.64            6.64                  (3.09)                               (3.09)
-----------------------------------------------------------------------------------------------------------------------------------
2001                  26.43       (0.02)   (7.36)          (7.38)                 (5.83)                               (5.83)
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------
t For the period 4/2/01 - 6/30/01

                                      -46-

----------------------------------------------------------------------------------------------------------------------------------
                                                                           Ratios to Average Net Assets
                                                                     --------------------------------------
                                                                                  Operating
                    Net Asset       Total                                         Expenses      Net
                    Value,          Return at            Net                      Before        Investment           Portfolio
                    End of          Net Asset          Assets,       Operating    Voluntary     Income               Turnover
                    Period          Value1         End of Period     Expenses     Waiver        (Loss)               Rate
----------------------------------------------------------------------------------------------------------------------------------
International Growth
  Year  ended June 30
----------------------------------------------------------------------------------------------------------------------------------
2001t               $   9.70        -3.00%tt       $  24,908,857     0.77%tt                    -0.06%tt             42.68%tt
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
International Value
  Year ended June 30
----------------------------------------------------------------------------------------------------------------------------------
1998                    16.18        7.18%           284,056,103       1.22%                      1.76%              17.08%
----------------------------------------------------------------------------------------------------------------------------------
1999                    16.63        7.21%           312,384,280       1.20%                      1.43%              15.31%
----------------------------------------------------------------------------------------------------------------------------------
2000                    18.11       14.15%           345,919,973       1.20%                      2.32%              28.96%
----------------------------------------------------------------------------------------------------------------------------------
2001                    13.95       -5.51%           312,147,220       1.20%                      1.02%              29.48%
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
  Year ended June 30
----------------------------------------------------------------------------------------------------------------------------------
1998                    15.59       23.45%            136,303,463      0.90%                      0.29%            105.32%
----------------------------------------------------------------------------------------------------------------------------------
1999                    12.05      -19.07%            107,618,457      0.92%                      0.15%            121.53%
----------------------------------------------------------------------------------------------------------------------------------
2000                    12.65        5.22%            118,388,579      1.11%                     -0.39%            236.49%
----------------------------------------------------------------------------------------------------------------------------------
2001                     8.52      -32.65%             95,760,903      1.26%                     -0.81%            183.26%
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Year  ended June 30
----------------------------------------------------------------------------------------------------------------------------------
2001t                   12.43       24.30%tt          33,528,389      0.61%tt                    -0.47%tt           95.83%tt
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
  Year ended June 30
----------------------------------------------------------------------------------------------------------------------------------
1998                    21.97       33.44%            506,830,491     0.84%                       -0.08%            70.35%
----------------------------------------------------------------------------------------------------------------------------------
1999                    22.88       30.56%            666,402,699     0.83%                       -0.15%            74.31%
----------------------------------------------------------------------------------------------------------------------------------
2000                    26.43       30.00%            844,915,684     0.83%                       -0.31%            72.50%
----------------------------------------------------------------------------------------------------------------------------------
2001                    13.22      -30.38%            587,565,012     0.85%                       -0.14%            95.12%
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------


----------------------
1    Total return at net asset value assumes reinvestment of dividends and capital gains distributions.
t    For the period 4/2/01 - 6/30/01.
tt   Not annualized.

------------------------------------------------------------------------------------------------------------------------------------
                         Income (Loss) From Investment Operations                          Less Distributions
                                                                      ----------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                Net                                                            In          In Excess
                    Net Asset   Invest-                                           From Net     Excess      of Net
                    Value,      ment     Net Realized    Total from   From Net    Realized     of          Investment
                    Beginning   Income   and Unrealized  Investment   Investment  Gains on     Realized    Income      Total
                    of Period   (Loss)   Gain (Loss)     Operations   Income      Investments  Gains       (Loss)      Distributions
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                21.14       0.28      5.29            5.57        (0.22)                                           (0.22)
------------------------------------------------------------------------------------------------------------------------------------
1999                26.49       0.19      1.43            1.62        (0.26)      (1.05)                               (1.31)
------------------------------------------------------------------------------------------------------------------------------------
2000                26.80       0.16     (1.59)          (1.43)       (0.17)      (3.25)                               (3.42)
------------------------------------------------------------------------------------------------------------------------------------
2001                21.95       0.18      2.33            2.51        (0.16)      (2.68)                               (2.84)
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                14.52       0.47      2.51            2.98        (0.47)      (1.38)                               (1.85)
------------------------------------------------------------------------------------------------------------------------------------
1999                15.65       0.46      2.18            2.64        (0.46)      (1.02)                               (1.48)
------------------------------------------------------------------------------------------------------------------------------------
2000                16.81       0.57      0.33            0.90        (0.57)      (0.37)                   t           (0.94)
------------------------------------------------------------------------------------------------------------------------------------
2001                16.77       0.45     (1.20)          (0.75)       (0.45)      (2.01)                               (2.46)
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                10.24       0.64          0.29        0.93        (0.64)      (0.11)                               (0.75)
------------------------------------------------------------------------------------------------------------------------------------
1999                10.42       0.58         (0.46)       0.12        (0.59)      (0.11)       (0.08)                  (0.78)
------------------------------------------------------------------------------------------------------------------------------------
2000                 9.76       0.59         (0.25)       0.34        (0.59)                                           (0.59)
------------------------------------------------------------------------------------------------------------------------------------
2001                 9.51       0.62          0.38        1.00        (0.60)                               (0.01)      (0.61)
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Government Securities
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                 9.78       0.56         (0.01)       0.55        (0.56)                                           (0.56)
------------------------------------------------------------------------------------------------------------------------------------
1999                 9.77       0.47         (0.16)       0.31        (0.47)                                           (0.47)
------------------------------------------------------------------------------------------------------------------------------------
2000                 9.61       0.52         (0.10)       0.42        (0.52)                                           (0.52)
------------------------------------------------------------------------------------------------------------------------------------
2001                 9.51       0.58          0.23        0.81        (0.57)                                           (0.57)
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Money Market
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                 1.00        .05                      .05         (0.05)                                           (0.05)
------------------------------------------------------------------------------------------------------------------------------------
1999                 1.00        .05                      .05         (0.05)                                           (0.05)
------------------------------------------------------------------------------------------------------------------------------------
2000                 1.00        .05                      .05         (0.05)                                           (0.05)
------------------------------------------------------------------------------------------------------------------------------------
2001                 1.00        .06                      .06         (0.06)                                           (0.06)
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------

----------------------
t  Underlying value is less than $(.01) per share.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ratios to Average Net Assets
                                                                     --------------------------------------
                                                                                  Operating
                    Net Asset       Total                                         Expenses      Net
                    Value,          Return at            Net                      Before        Investment           Portfolio
                    End of          Net Asset          Assets,       Operating    Voluntary     Income               Turnover
                    Period          Value1         End of Period     Expenses     Waiver        (Loss)               Rate
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                26.49           26.51%           413,609,843      0.84%                      1.03%               10.14%
------------------------------------------------------------------------------------------------------------------------------------
1999                26.80            6.59%           427,233,476      0.84%                      0.71%               23.26%
------------------------------------------------------------------------------------------------------------------------------------
2000                21.95           -5.19%           341,272,045      0.86%                      0.64%                7.75%
------------------------------------------------------------------------------------------------------------------------------------
2001                21.62           11.78%           403,458,824      0.87%                      0.81%               25.95%
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                15.65           21.84%           171,833,566      0.92%                      3.19%               27.90%
------------------------------------------------------------------------------------------------------------------------------------
1999                16.81           17.19%           241,512,121      0.89%                      2.85%                5.80%
------------------------------------------------------------------------------------------------------------------------------------
2000                16.77            5.60%           216,710,840      0.89%                      3.37%               32.32%
------------------------------------------------------------------------------------------------------------------------------------
2001                13.56           -5.13%           158,792,161      0.93%                      2.95%               18.72%
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                10.42            9.32%           151,204,274      0.67%                      6.16%              143.66%
------------------------------------------------------------------------------------------------------------------------------------
1999                 9.76            1.07%           180,048,188      0.65%                      5.77%              158.46%
------------------------------------------------------------------------------------------------------------------------------------
2000                 9.51            3.62%           167,574,231      0.68%                      6.20%              253.33%
------------------------------------------------------------------------------------------------------------------------------------
2001                 9.90           10.78%           167,877,396      0.69%                      6.39%              117.61%
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Government Securities
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                 9.77            5.72%            60,236,281      0.60%                      5.67%              263.47%
------------------------------------------------------------------------------------------------------------------------------------
1999                 9.61            3.27%            66,551,373      0.55%                      4.87%               66.64%
------------------------------------------------------------------------------------------------------------------------------------
2000                 9.51            4.46%            71,820,435      0.57%                      5.46%              120.81%
------------------------------------------------------------------------------------------------------------------------------------
2001                 9.75            8.64%           100,880,412      0.54%                      5.89%               85.75%
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------
Money Market
  Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
1998                 1.00            5.40%           104,167,524      0.48%                      5.28%              N/A
------------------------------------------------------------------------------------------------------------------------------------
1999                 1.00            4.89%           194,808,109      0.45%                      4.73%              N/A
------------------------------------------------------------------------------------------------------------------------------------
2000                 1.00            5.45%           143,964,773      0.46%                      5.21%              N/A
------------------------------------------------------------------------------------------------------------------------------------
2001                 1.00            5.69%           197,822,641      0.47%                      5.42%              N/A
------------------------------------------------------------------------------------------------------------------------------------
2002
------------------------------------------------------------------------------------------------------------------------------------

----------------------
1 Total return at net asset value assumes reinvestment of dividends and capital gains distributions.

OFFICERS AND TRUSTEES


         Gary M. Anna        Trustee
         William F. Bahl     Trustee
         Kevin E. Colgan     Trustee
         Dixie L. Mills      Trustee
         David L. Bomberger  President
         Fred L. Kaufman     Vice President & Treasurer
         Sean X. McKessy     Clerk


Investment Adviser
         Caterpillar Investment Management Ltd.
         411 Hamilton Boulevard, Suite 1200
         Peoria, Illinois 61602-1104

Distributor
         Caterpillar Securities Inc.
         411 Hamilton Boulevard, Suite 1200
         Peoria, Illinois 61602-1104

Custodian
         State Street Bank & Trust Co.
         P.O. Box 1713
         Boston, MA 02101

Transfer Agent and Investor Services
         Boston Financial Data Services, Inc.
         The BFDS Building
         Two Heritage Drive
         N. Quincy, MA 02171

Legal Counsel
         Ropes & Gray
         One International Place
         Boston, MA 02110-2624

Independent Accountants
         PricewaterhouseCoopers LLP
         160 Federal Street
         Boston, MA 02110

For more information about The Preferred Group of Mutual Funds, the following documents are available upon request.

Annual Reports

The annual and semiannual reports of the Preferred Group provide additional information about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of Preferred Group funds during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains additional detailed information about The Preferred Group of Mutual Funds and is incorporated by reference into (and legally part of) this prospectus.

Investors can receive free copies of these materials, request other information about the funds and make shareholder inquiries by writing to: The Preferred Group, P.O. Box 8320, Boston, MA 02266-8320; calling the Preferred Group at 1-800-662-4769; or by visiting the Preferred Group Web site at http://www.PreferredGroup.com.

Information about the Preferred Group (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Preferred Group are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Distributed by Caterpillar Securities Inc.

The Preferred Group of Mutual Funds
P.O. Box 8320
Boston, MA 02266-8320
1-800-662-4769
www.PreferredGroup.com


The Funds' Investment Company Act of 1940 file number is 811-06602.

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION



                                November 1, 2002






This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated November 1, 2002, as supplemented from time to time, and should be read in conjunction therewith. A copy of the Prospectus and the annual and semi-annual reports of The Preferred Group may be obtained without charge from The Preferred Group of Mutual Funds, P.O. Box 8320, Boston, MA 02266-8320 or by calling 1-800-662-4769.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

DEFINITIONS....................................................................i
INVESTMENT RESTRICTIONS........................................................1
OPTIONS AND FUTURES TRANSACTIONS...............................................6
MISCELLANEOUS INVESTMENT PRACTICES............................................19
AMORTIZED COST VALUATION AND DAILY DIVIDENDS..................................30
EXCHANGE PRIVILEGE............................................................32
HOW TO BUY....................................................................32
HOW TO REDEEM.................................................................33
HOW NET ASSET VALUE IS DETERMINED.............................................34
CALCULATION OF YIELD AND TOTAL RETURN.........................................36
PERFORMANCE COMPARISONS.......................................................37
PERFORMANCE DATA..............................................................40
TAXES.........................................................................42
MANAGEMENT OF THE TRUST.......................................................48
CODES OF ETHICS...............................................................65
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..............................65
OTHER SERVICES................................................................65
PORTFOLIO TRANSACTIONS........................................................66
ORGANIZATION AND CAPITALIZATION OF THE TRUST..................................72

DEFINITIONS

"1940 Act"                      -      Investment Company Act of 1940

"Asset Allocation Fund"         -      Preferred Asset Allocation Fund

"Distributor"                   -      Caterpillar Securities Inc.

"Fixed Income Fund"             -      Preferred Fixed Income Fund

"Fund"                          -      any of the portfolios offered by The
                                       Preferred Group of Mutual Funds

"International Growth Fund"     -      Preferred International Growth Fund

"International Value Fund"      -      Preferred International Value Fund

"Large Cap Growth Fund"         -      Preferred Large Cap Growth Fund

"Large Cap Value Fund"          -      Preferred Large Cap Value Fund

"Manager"                       -      Caterpillar Investment Management Ltd.

"Mid Cap Growth Fund"           -      Preferred Mid Cap Growth Fund

"Money Market Fund"             -      Preferred Money Market Fund

"Short-Term Government          -      Preferred Short-Term
 Securities Fund"                      Government Securities Fund

"Small Cap Growth Fund"         -      Preferred Small Cap Growth Fund


"Subadviser"                    -      any subadviser of any of the Funds and,
                                       for avoidance of doubt, includes, unless otherwise noted, Western Asset Management
                                       Company Limited


"Trust"                         -      The Preferred Group of Mutual Funds

INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the Mid Cap Growth Fund or International Growth Fund (as the case may be), the Trust will not take any of the following actions with respect to such Fund:

                  (1) Issue senior securities or borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased. For purposes of this restriction, the purchase or sale of securities on a "when-issued" or delayed delivery basis, the purchase and sale of futures contracts, the entry into forward contracts and short sales and collateral arrangements with respect to any of the foregoing, to the extent consistent with pronouncements of the Securities and Exchange Commission, are not deemed to be the issuance of a senior security.

                  (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) in connection with borrowings permitted by Restriction 1 above.

                  (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

                  (4) Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

                  (7) Purchase or sell commodities or commodity contracts except that the Funds may purchase and sell futures contracts and related options.

                  (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 33 1/3% of its total assets.

                  (9) With respect to 75% of the total assets of each of the Funds, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities or repurchase agreements relating thereto.

                  (10) Concentrate more than 25% of the value of its total assets in any one industry (for the purposes of this restriction, obligations of a foreign government and its agencies or instrumentalities constitute a separate "industry" from those of another foreign country; issuers of U.S. Government securities and repurchase agreements relating thereto do not constitute an "industry"; and the term "domestic banks" includes foreign branches of domestic banks only if, in the determination of the Manager or the relevant Subadviser, the investment risk associated with investing in instruments issued by the foreign branch of a domestic bank is the same as that of investing in instruments issued by the domestic parent, in that the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason).

         Without a vote of the majority of the outstanding voting securities of a Fund (other than the Mid Cap Growth and International Growth Funds), the Trust will not take any of the following actions with respect to such Fund:

                  (1) Issue senior securities or borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased. For purposes of this restriction, the purchase or sale of securities on a "when-issued" or delayed delivery basis, the purchase and sale of futures contracts, the entry into forward contracts and short sales and collateral arrangements with respect to any of the foregoing, to the extent consistent with pronouncements of the Securities and Exchange Commission, are not deemed to be the issuance of a senior security.

                  (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) in connection with borrowings permitted by Restriction 1 above.

                  (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

                  (4) Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

                  (7) Purchase or sell commodities or commodity contracts except that the Large Cap Growth, Large Cap Value, International Value, Small Cap Growth, Asset Allocation, Fixed Income, and Short-Term Government Securities Funds may purchase and sell futures contracts and related options.

                  (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 33 1/3% of its total assets.

                  (9) Invest in securities of any issuer if, to the knowledge of the Trust, any officers and Trustees of the Trust and officers and directors of the Manager who individually own beneficially more than 1/2 of 1% of the securities of that issuer, own beneficially in the aggregate more than 5%.

                  (10) With respect to 75% of the total assets of each of the Funds, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities or repurchase agreements relating thereto.

                  (11) Acquire more than 10% of the voting securities of any issuer, both with respect to any Fund and to the Trust in the aggregate.

                  (12) Concentrate more than 25% of the value of its total assets in any one industry; except that the Money Market Fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit and bankers' acceptances issued by domestic banks (for the purposes of this restriction, obligations of a foreign government and its agencies or instrumentalities constitute a separate "industry" from those of another foreign country; issuers of U.S. Government securities and repurchase agreements relating thereto do not constitute an "industry"; and the term "domestic banks" includes foreign branches of domestic banks only if, in the determination of the Manager or the relevant Subadviser, the investment risk associated with investing in instruments issued by the foreign branch of a domestic bank is the same as that of investing in instruments issued by the domestic parent, in that the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason).

                  (13) Invest in securities of other registered investment companies, except by purchase in the open market involving only customary brokers' commissions. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies.

         In addition, without the approval of a majority of the outstanding voting securities of the relevant Fund, no Fund will purchase securities the disposition of which is restricted under federal securities laws if, as a result, such investments would exceed 15% of the value of the net assets of such Fund, excluding restricted securities that have been determined by the Trustees of the Trust (or the person designated by them to make such determinations) to be readily marketable.

         In determining whether to invest in certificates of deposit or bankers' acceptances, the Money Market Fund will consider a variety of factors such as interest rates and the credit quality of the issuer.

         A Fund's policy to invest, under normal market conditions, at least 80% of its net assets in a particular type of investments suggested by the Fund's name (as described in the prospectus) is non-fundamental and may be changed without shareholder approval. A Fund will provide shareholders with notice of a change in such a policy in accordance with Rule 35d-1 under the 1940 Act, as such rule is in effect and interpreted from time to time.


         All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the relevant Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the relevant Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Note on Shareholder Approval

         Unless otherwise indicated, the investment policies and objectives of the Funds may be changed without shareholder approval.

OPTIONS AND FUTURES TRANSACTIONS (All Funds except the Short-Term Government Securities Fund and the Money Market Fund)

         The Fixed Income Fund, to increase current return, may write covered call and covered put options on any security that it is eligible to purchase. For hedging purposes, it may (1) purchase call options on securities it expects to acquire, and put options on securities it holds, and (2) purchase and sell futures contracts on U.S. Government securities and purchase and write options on such futures contracts.

         The Large Cap Growth, Large Cap Value, International Value, International Growth, Mid Cap Growth, Small Cap Growth and Asset Allocation Funds may each: (1) purchase call and put options, and purchase warrants, on securities that they are eligible to purchase; (2) write covered call and covered put options on such securities; (3) buy and sell stock index options, stock index futures contracts, options on stock index futures contracts, currency futures contracts and options on currency futures contracts; and (4) write covered call and put options on stock indices. In addition, the Asset Allocation Fund may purchase and sell futures contracts on U.S. Government securities and purchase and write options on such futures contracts.

         Use of options and futures transactions may accelerate or adversely impact the characterization of income to a Fund for federal tax purposes.

Options Transactions


No Fund will write options that are not "covered." A call option is "covered" in a variety of ways, including, but not limited to, those ways described below. For example, a call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills, high grade short-term obligations or other liquid assets in a segregated account with its custodian. A put option is "covered" in a variety of ways, including, but not limited to, those ways described below. For example, a put option is "covered" if the Fund segregates liquid assets with a value equal to the exercise price with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


         If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by depositing cash or high grade obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         The Funds which may write options may do so in connection with buy-and-write transactions; that is, the Fund will purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         No Fund may invest more than 5% of its assets in the purchase of put and call options.

         The extent to which each Fund will be able to write and purchase call and put options will also be restricted by the Trust's intention to qualify each Fund as a regulated investment company under the federal income tax law. See "Taxes."

         OTC Options. The staff of the Securities and Exchange Commission has taken the position that options purchased on the over-the-counter market ("OTC Options") and the assets used as "cover" for written OTC Options should generally be treated as illiquid securities. However, if a dealer recognized by the

Federal Reserve Bank as a "primary dealer" in U.S. Government securities is the other party to an option contract written by a Fund, and that Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Securities and Exchange Commission staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although the Trust does not believe that OTC Options are generally illiquid, it has agreed that pending resolution of this issue, the Funds will conduct their operations in conformity with the views of the Securities and Exchange Commission staff.

Futures Transactions

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the Fund realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

         The purchase (that is, assuming a long position in) or sale (that is, assuming a short position in) of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. A commission is also paid on each completed purchase and sale transaction. In addition, a Fund that purchases a futures contract will segregate liquid assets in an amount at least equal to the purchase price under the futures contract (less any margin on deposit). Alternatively, a fund that purchases a futures contract may cover the position by purchasing a put option on the same contract with a strike price as high or higher than the purchase price of the futures contract it covers.

         The Funds may engage in transactions in futures contracts and related options for purposes of reallocating a Fund's exposure to the equity or fixed income markets and also for the purpose of hedging against changes in the values of securities they own or intend to acquire. In the case of transactions entered into for purposes of reallocating a Fund's exposure to the equity or fixed income markets, the futures contracts may be used to expose a substantial portion of the Fund to equities and/or fixed income instruments to facilitate trading and/or to minimize transaction costs. Futures contracts will not be used to leverage the Fund. For example, in the case of the Asset Allocation Fund, if the Fund purchases futures contracts relating to equity securities (e.g., S&P 500 index futures), the face amount of the futures contracts plus the value of the Fund's equity securities will not exceed the Fund's net assets. Similarly, if the Fund purchases interest rate futures contracts, the face amount of the futures contracts plus the value of the Fund's fixed income securities will not exceed the Fund's net assets. In the case of transactions in futures contracts for hedging purposes, the Funds may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling portfolio securities and either reinvesting the proceeds in securities subject to lesser risk or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's total return or, with respect to futures on fixed income securities, yield. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's securities which are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its total return or yield.

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, a Fund may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.

         Put Options on Futures Contracts. The purchase of put options on a futures contract is similar in some respects to the purchase of put options on portfolio securities. Each Fund may purchase put options on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates or declining stock market prices.

         A Fund may write a put option on a futures contract as a partial hedge against increasing prices of the assets which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of assets that the Fund intends to purchase.

         Currency Futures and Related Options. Each Fund (other than the Short-Term Government Securities and Money Market Funds) may invest in currency futures contracts and related options thereon to hedge its portfolio investments and to protect itself against changes in foreign exchange rates. A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract. The value of the option does not change and is reflected in the net asset value of the Fund.

         The Funds will write only covered put and call options on currency futures. This means that each such Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, the Funds reserve the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

         A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, Treasury bills, or other high-grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by the Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, the Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

         In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in liquid assets in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in liquid assets in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by the Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of liquid assets equal in value to the difference.

         Stock Index Futures. The Large Cap Growth, Large Cap Value, International Value, International Growth, Mid Cap Growth, Small Cap Growth and Asset Allocation Funds may also purchase and sell United States and foreign stock index futures contracts and options thereon in order to reallocate their equity market exposure or to hedge themselves against changes in market conditions. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         As indicated above, the Funds may engage in transactions in stock index futures contracts and related options for the purpose of reallocating a Fund's exposure to the equity markets and also for the purpose of hedging against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase. If a transaction involves the purchase of stock index futures contracts (for example, in a transaction designed to increase a Fund's equity market exposure), the Fund will deposit an amount of liquid assets, equal to the market value of the futures contracts, in a segregated account with its custodian and/or in a margin account with a broker. Each Fund will cover any options it writes on stock index futures in the manner described above with respect to currency futures.

Limitations on the Use of Options and Futures Portfolio Strategies

         No Fund will "over-hedge," that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts. A Fund will not use futures contracts for leveraging purposes. Thus, when a Fund uses futures contracts to reallocate the Fund's exposure to equity (or fixed income) markets, that Fund will not maintain open long positions in stock index (or interest rate) futures contracts if, in the aggregate, the face amount of the contracts plus the Fund's equity (or fixed income) securities would exceed the Fund's net assets.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and Commodity Futures Trading Commission rules.


         No Fund may enter into futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the liquidation value of the Fund's total assets.


Risk Factors in Options and Futures Transactions

         Options Transactions. The option writer has no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         An exchange-traded option may be closed out only on a national securities exchange (an "Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing sale transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Manager and Subadvisers may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. In the case of hedging transactions, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

         As noted above, a Fund may purchase futures contracts to hedge against a possible increase in the price of securities which the Fund anticipates purchasing, or options thereon. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased. In the case of futures contracts purchased to increase a Fund's exposure to the equity (or fixed income) markets, the Fund could suffer a loss on the futures contracts similar to the loss which the Fund would have suffered if, instead, it had actually purchased equity or fixed income securities.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of the Manager or relevant

Subadviser to forecast correctly the direction and extent of market and interest rate movements within a given time frame. In the case of hedging transactions, to the extent market prices or interest rates remain stable during the period in which a futures contract or related option is held by a Fund or such prices or rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MISCELLANEOUS INVESTMENT PRACTICES


         Lower-rated Securities. The Fixed Income Fund may invest up to 15% of its total assets in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See Appendix A to this Statement for a description of security ratings.


         Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Fund's debt securities. Conversely, during periods of rising interest rates, the value of the Fund's debt securities will generally decline. In addition, the values of fixed income securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager or the relevant Subadviser will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.


         Portfolio Turnover. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. These transactions may also result in higher capital gains rates.
As a result of the investment policies of the Funds, under certain market conditions their portfolio turnover may be higher than those of many other investment companies. It is, however, impossible to predict portfolio turnover in future years. Portfolio turnover rates in excess of 100% are generally considered to be high, although active portfolio management can result in higher rates of portfolio turnover. For purposes of reporting portfolio turnover rates, all securities the maturities of which at the time of purchase are one year or less are excluded, so that it is expected that the policies of the Money Market Fund will result in a reported portfolio turnover rate of zero for that Fund, although it is anticipated that, like other funds with similar portfolios, it will change the securities in its portfolio frequently.


         Forward Commitments. As described in the Prospectus following the caption "General Policies and Risk Considerations--Forward Commitments, When-Issued and Delayed Delivery Transactions," all of the Funds except the Money Market Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund either (i) holds, and segregates until the settlement date, liquid assets in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Each Fund may simultaneously be obligated with respect to forward commitment purchase and sale contracts and may sell a portfolio security or enter into a forward commitment sale contract (a "dollar-roll transaction") if that sale or forward commitment is coupled with an agreement by the Fund, including a forward commitment, to repurchase the security at a later date. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

         Repurchase Agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Manager (in the case of the Short-Term Government Securities Fund) and the Subadvisers (in the case of the other Funds), as appropriate, will monitor the creditworthiness of the counterparties.

         Reverse Repurchase Agreements and Other Borrowing. A reverse repurchase agreement is a portfolio management technique in which a Fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including an interest payment. While engaging in reverse repurchase agreements, each Fund will maintain cash or securities in a segregated account at its custodian bank with a value at least equal to the Fund's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose a Fund to greater fluctuations in the value of its assets and renders the segregated assets unavailable for sale or other disposition. Reverse repurchase agreements may be viewed as a borrowing by a Fund.

         The Funds may also enter into dollar roll transactions in which a Fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Fund would also be able to earn interest on the income that is received from the initial sale.

         The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

         Each Fund will limit its investment in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of dollar rolls, each Fund will segregate assets as required by the 1940 Act.

         The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the portfolio.

         Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

         Securities Loans. Each Fund (other than the Money Market Fund) may make secured loans of its portfolio securities amounting to no more than 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to counterparties that are believed by the Manager to be of relatively high credit standing. Securities loans are made to counterparties pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest any cash collateral received in interest-bearing, short-term investments and may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved.

         Warrants. Each of the Large Cap Growth, Large Cap Value, International Value, International Growth, Mid Cap Growth, Small Cap Growth and Asset Allocation Funds may invest up to 5% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its assets are invested in warrants not listed on the New York or American Stock Exchanges.

         Foreign Currency Transactions. Each of the Funds (other than the Short-Term Government Securities and the Money Market Funds) may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies.

         A Fund may enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

         Second, when the Subadviser of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio investments denominated in such foreign currency if the Fund either (i) holds, and segregates until the settlement date, liquid assets in an amount sufficient to meet the purchase price or (ii) enters into an offsetting forward currency contract for the forward sale of securities of equal value that it owns. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

         The Funds generally will not enter into a forward contract with a term of greater than one year. The Funds may also engage in currency futures contracts and related options. See "Options and Futures Transactions -- Currency Futures and Related Options."

         American Depository Receipts. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. For purposes of its investment policies, each Fund will treat ADRs and similar instruments (such as GDRs) as equivalent to investment in the underlying securities.

         When-Issued and Delayed Delivery Transactions. As described in the text of the Prospectus following the caption "General Policies and Risk Considerations--Forward Commitments, When-Issued and Delayed Delivery Transactions," the Short-Term Government Securities Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a when-issued or delayed delivery basis, it is required to either (i) segregate and maintain with the Fund's custodian cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of the Fund's when-issued or delayed delivery commitments or (ii) enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

         Swaps. The Fixed Income Fund may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps (collectively defined as "swap transactions").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to manage exposure to certain markets in the most economical way possible.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. Under most swap agreements entered into by the Fund, payments by the parties will be exchanged on a "net basis," and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps tend to be more volatile than many other types of instruments.


         The use of swap transactions involves investment techniques and risks which are different from those associated with portfolio security transactions. If Western Asset Management Company ("Western") and Western Asset Management Company Limited ("WAML") are incorrect in their forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund.


         The Fund will segregate liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

         During the term of a swap, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which the Fund may engage in such transactions.


         Structured Notes. The values of structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.


Other Miscellaneous Investment Practices

         The following is a non-exhaustive list of each Fund's miscellaneous investment practices.

         Large Cap Growth Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, short-term debt obligations, warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

         Large Cap Value Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, warrants, foreign currencies and related instruments, securities of foreign issuers, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

         International Value Fund. The Fund may invest in options and futures contracts, corporate and government bonds (including domestic bonds and high-quality short-term corporate obligations rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P")), bankers' acceptances or negotiable bank certificates of deposit issued by U.S. or foreign banks having outstanding debt rated at least A by Moody's or S&P (or, if not so rated, of equivalent quality as determined by Mercator Asset Management, L.P. ("Mercator")), prime commercial paper issued by companies having an outstanding debt issue rated at least A or Prime-2 by Moody's or A or A-2 by S&P (or, if not so rated, of comparable quality as determined by Mercator), foreign currencies and related instruments, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

         Mid Cap Growth Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, short-term debt obligations, warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

         International Growth Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, short-term debt obligations, warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements, purchase illiquid securities and enter into forward foreign exchange contracts.

         Small Cap Growth Fund. The Fund may invest in options and futures contracts, equity and equity-related securities of large-capitalization issuers, obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, corporate bonds rated at least A by Moody's or S&P at the time of purchase (or, if unrated, determined to be of comparable quality by Turner Investment Partners, Inc.

("Turner")), short-term debt obligations rated at least Prime-2 by Moody's or A-2 by S&P at the time of purchase (or, if unrated, determined to be of comparable quality by Turner), warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

         Asset Allocation Fund. The Fund may invest in foreign currencies and related instruments, securities of foreign issuers, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.


         Fixed Income Fund. The Fund may invest in options contracts, foreign currencies and related instruments, securities of foreign issuers and collateralized mortgage obligations. The Fund may loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.


         Short-Term Government Securities Fund. The Fund may loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities. The Fund may also purchase securities on a when-issued basis, money market instruments, U.S. Government zero-coupon securities of any maturity, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

         Money Market Fund. The Fund may invest in Yankeedollar and Eurodollar obligations, dollar-denominated commercial paper of foreign issuers, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

AMORTIZED COST VALUATION AND DAILY DIVIDENDS

         The valuation of the Money Market Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected either in the computation of net asset value of the Fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, or in any event if the deviation exceeds .5%, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of the Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account at the end of each month. It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

EXCHANGE PRIVILEGE

         As described in the Prospectus under the caption "Exchanging and Redeeming Shares," a shareholder may exchange shares of any Fund for shares of any other Fund on the basis of their respective net asset values beginning 10 days after their purchase on any day the New York Stock Exchange is open. Orders for exchanges accepted by the Distributor prior to 4:00 p.m. (Eastern Time) on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Eastern Time) on any business day will be executed at the respective net asset values determined at the close of the next business day.

         An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to restrict exchanges to one purchase and redemption of shares in the same Fund during any 120-day period.

         The Trust reserves the right to modify or discontinue the exchange privilege at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days' advance written notice to shareholders of any termination or material modification of the exchange privilege.

HOW TO BUY

         The procedures for purchase of Trust shares are summarized in the text of the Prospectus under the caption "How to Buy

Shares." The Trust reserves the right to reject any purchase orders.

         Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order and, accordingly, orders received by an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after they are received by the authorized broker or the broker's authorized designee.

         In addition to the methods described therein, shares may be purchased through regular payroll deductions, provided that such deductions are available through the relevant employer. The minimum initial investment and minimum additional investment through regular payroll deduction is $50. For more information about purchasing Trust shares through regular payroll deductions, please call Investor Services at 1-800-662-4769.

HOW TO REDEEM

         The procedures for redemption of Trust shares are summarized in the text of the Prospectus under the caption "Exchanging and Redeeming Shares."

         The Trust may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

         The Trust reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in any Fund falls below a specified level due to redemptions, currently set at $1,000. Shareholders will be notified and will have 60 days to bring the account up to the required level before any redemption action will be taken by the Trust. The Trust also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

HOW NET ASSET VALUE IS DETERMINED


         As described in the text of the Prospectus following the caption "Determination of Net Asset Value and Pricing," the net asset value of shares of each Fund of the Trust will be determined once on each day on which the New York Stock Exchange is open, as of the close of regular trading on the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities and other assets for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at the close of the London market). Obligations having remaining maturities of 60 days or fewer and securities held in the Money Market Fund portfolio are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of the Fund's portfolio or, in the case of the Money Market Fund, in the daily computation of net income.

         As described in the Prospectus, certain securities and assets of the Funds are valued at fair value as determined in good faith by the Trustees or by persons acting at their direction. The fair value of any securities from time to time held by any Fund of the Trust for which no market quotes are readily available is determined in accordance with procedures approved by the Trustees. The Trustees, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Trust could reasonably expect to receive upon a security's current sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors may be considered, including, but not limited to, (i) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (ii) trading volumes on markets, exchanges, or among dealers; (iii) values of baskets of securities traded on other markets, exchanges, or among dealers; (iv) changes in interest rates; (v) observations from financial institutions; (vi) government (domestic or foreign) actions or pronouncements; (vii) other news events; (viii) with respect to securities traded on foreign markets, the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBs.

         Securities for which markets quotes (e.g. current trade information, bid/asked information or broker quotes) are not readily available may be valued at their fair value as determined in good faith by the Trustees. In addition to other circumstances, market quotations are not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities of a Fund trade do not open for the entire day and no other market prices are available. Other securities for which fair valuation may be used include securities that are thinly traded and securities for which sales have been suspended.

         Fair valuation may also be used if unusual circumstances occur. For example, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of a Fund's shares are generally computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees.


CALCULATION OF YIELD AND TOTAL RETURN

         Yield of the Money Market Fund. The "Yield" of the Money Market Fund for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "Effective Yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned by the Fund for the base period.

         The Money Market Fund's Yield and Effective Yield will vary in response to fluctuations in interest rates. For comparative purposes the current and Effective Yields should be compared to current and effective yields offered by competing money market funds for that base period only and calculated by the methods described above.

         Yields of the Fixed Income and Short-Term Government Securities Funds. Yields of these Funds will be computed by analyzing net investment income for a recent 30-day period and dividing that amount by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Funds' Yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's Yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Funds' shares and to the relative risks associated with the investment objectives and policies of the Funds.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in these Funds are specifically advised that the net asset value per share of each Fund will vary just as Yields for each Fund will vary. An investor's focus on the Yield to the exclusion of the consideration of the value of shares of that Fund may result in the investor's misunderstanding the Total Return he or she may derive from that Fund.

         Calculation of Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment.

PERFORMANCE COMPARISONS

         Yield and Total Return. Each Fund may from time to time include the Total Return of its shares in advertisements or in information furnished to present or prospective shareholders. Each of the Fixed Income and Short-Term Government Securities Funds may from time to time include the Yield and/or Total Return of its shares in advertisements or information furnished to present or prospective shareholders. The Money Market Fund may from time to time include its Yield and Effective Yield in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. as having the same investment objectives,(ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

         Performance information may be quoted numerically or may be presented in a graph, table or other illustration.

         Performance information may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance, including those listed below.

         Russell Midcap Growth Index. This index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values that are included in the Russell Midcap Index (i.e. the 800 smallest companies out of the 1,000 largest U.S. companies).

         MSCI EAFE Index. The Europe, Australasia & Far East Equity Index is a market capitalization-weighted equity index representing the developed stock markets outside of North America. Its stocks are screened for liquidity, cross-ownership and industry representation.

         Money Fund Report Average/All Taxable. The index is an average of all taxable major money market returns and serves as a common investor benchmark for money market funds.

         Lehman Brothers Long-Term Treasury Index. The Lehman Brothers Long-Term Treasury Index is a market weighted index of all publicly held Treasury issues with maturities greater than 10 years.


         Lehman Brothers Aggregate Index. The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


         Merrill Lynch 1-3 Year Treasury Index. The Index contains primarily all U.S. Treasury Notes and Bonds with remaining maturities of one to three years.

         90-Day Treasury Bill Index. The index is calculated using a one-bill portfolio containing the most recently auctioned 90-day Treasury bill.

         Russell 2000 Index. The index contains the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

         Russell 2000 Growth Index. The index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

         S&P 500 Index. The S&P 500 is a large-cap index based on 500 widely held common stocks representing major industries. The index composition is flexible and the number of issues in each sector varies over time. The index is generally regarded as a proxy for the U.S. stock markets.

         Salomon Brothers Broad Investment Grade Index. The Index contains 5000 U.S. Treasury, Agency, Mortgage and Corporate Bonds. Credit quality must be investment grade (AAA-BBB by Standard & Poor's).

         65% S&P Index/30% Lehman Brothers Long-Term Treasury Index/5% 90-day Treasury Bills. The 65% S&P 500 Index/30% Lehman Brothers Long-Term Treasury Index/5% 90-day Treasury Bills is a benchmark representing a hypothetical portfolio 65% of which is invested in the S&P 500, 30% of which is invested in the Lehman

Brothers Long-Term Treasury Index, and 5% of which is invested in 90-day Treasury Bills.

         From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in national publications including, but not limited to, the Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the Manager or the Subadvisers who have portfolio management responsibility may also be used in the Funds' promotional literature.

PERFORMANCE DATA


         The manner in which Total Return and Yield of the Funds will be calculated for public use is described above. The following table summarizes the calculation of Total Return and Yield for the Funds, where applicable, (i) for the one-year period ended June 30, 2002, (ii) for the five-year period ended June 30, 2002 and (iii) since the commencement of operations (July 1, 1992 for all Funds other than the Small Cap Growth Fund, International Growth Fund and Mid Cap Growth Fund; November 1, 1995 for the Small Cap Growth Fund; and April 2, 2001 for the Mid Cap Growth Fund and International Growth Fund) through June 30, 2002.


                                PERFORMANCE DATA
                                                                                      Average
                                                                                       Annual       Average Annual
                                                                 Average               Total             Total
                                                                  Annual           Return for the        Return
                                                               Total Return          Five-Year          from the
                                         Current SEC             for the               Period         Commencement
                                            Yield         One-Year Period ended        ended         of Operations
                FUND                     at 6/30/02+             6/30/02              6/30/02       through 6/30/02
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             N/A                  _____%                _____%           _____%

Large Cap Value                              N/A                  _____%                _____%           _____%

International Value                          N/A                  _____%                _____%           _____%

International Growth                         N/A                  _____%                 N/A             _____%

Small Cap Growth                             N/A                  _____%                _____%           _____%*

Mid Cap Growth                               N/A                  _____%                 N/A             _____%

Asset Allocation                             N/A                  _____%                _____%           _____%

Fixed Income                                _____%                _____%                _____%           _____%

Short-Term Government Securities            _____%                _____%                _____%           _____%

Money Market                                _____%                _____%                _____%           _____%**


*Performance for the Small Cap Growth Fund would have been lower if an expense limitation had not been in effect. In the absence of this expense limitation, actual performance would have been ____% for the period since commencement of operations (November 1, 1995).

**Performance for the Money Market Fund would have been lower if a portion of the management fee had not been waived by the Manager during the period January 1, 1993 to October 31, 1995. In the absence of this limitation, actual performance would have been ____% for the period since commencement of operations (July 1, 1992).

+The yield shown for the Fixed Income and Short-Term Government Securities Funds is the 30-day current yield as of 6/30/02. The yield shown for the Money Market Fund is a seven-day current yield as of 6/30/02, in accordance with Securities and Exchange Commission rules for reporting yields of money market funds. The Money Market Fund's seven-day effective yield as of June 30, 2002 was ____%

TAXES

         The tax status of the Trust and the distributions which it may make are summarized in the Prospectus under the heading "Taxes."


         Each Fund intends to qualify each year for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, each Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed to shareholders.


         If a Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying it as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         In years when a Fund distributes amounts in excess of its earnings and profits, such excess distributions will be treated as a return of capital to the extent of a shareholder's tax basis in the shares. A return of capital is not taxable, but it reduces a shareholder's basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable distribution by the shareholder of the shares. To the extent distributions exceed a shareholder's basis in the shares, the distributions will be taxed as capital gain.

         Hedging Transactions. If a Fund engages in certain transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, constructive sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund engaging in such transactions will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Fund's remaining earnings and profits, and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         Foreign Currency-Denominated Securities and Related Hedging Transactions. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investments by a fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on distributions received from the company or on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." The elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         Zero-Coupon and Payment-in-Kind Securities. Current federal tax law requires the holder of a Treasury or other fixed income zero-coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, so-called payment-in-kind securities give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payments in cash on the security during the year. Accordingly, each Fund that holds these kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. These distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from these liquidations. If a Fund realizes net capital gains from these transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have received in the absence of these transactions.

         Since Funds which invest in zero-coupon securities will not receive cash interest payments thereon, to the extent shareholders of these Funds elect to take their distributions in cash, the relevant Fund may have to generate the required cash from the disposition of non-zero-coupon securities, or possibly from the disposition of some of its zero-coupon securities that it otherwise would have continued to hold.


         Distributions from Net Realized Capital Gains. As described in the Prospectus, the Trust's policy is to distribute substantially all of the net realized capital gain, if any, of each Fund, after giving effect to any available capital loss carryover. Net realized capital gain for any Fund is the excess of net realized long-term capital gain over net realized short-term capital loss. Each Fund of the Trust is treated as a separate entity for federal income tax purposes and accordingly its net realized gains or losses will be determined separately, and capital loss carryovers will be determined and applied on a separate Fund basis. Each of the Funds distributes its net realized capital gains at least annually, although the Money Market Fund may distribute any net realized long-term capital gains more frequently if necessary in order to maintain a net asset value of $1.00 per share for the shares of that Fund.


         Sixty percent of any gain or loss realized by any Fund (i) from net premiums from expired nonequity listed options and from closing purchase transactions, (ii) with respect to listed nonequity options upon the exercise thereof, and (iii) from transactions in certain foreign currency contracts, regulated futures contracts and nonequity listed options thereon generally will constitute long-term capital gains or losses and the balance will be short-term gains or losses, without regard to the Fund's holding period.

         Taxation of Shareholders. For federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gain (that is, net gains on securities held for one year or less), including premiums from expired options and gains from any closing purchase transactions with respect to options written by the Trust for any Fund, are taxable to shareholders at ordinary income rates, whether received in cash or in additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as such (generally at a 20 percent rate for noncorporate shareholders), regardless of how long a shareholder has held his or her shares.

         All dividends and distributions of a Fund, whether received in shares or cash, are taxable for U.S. federal income tax purposes to the shareholder who receives them and must be reported by such shareholder on his or her federal income tax return. A dividend or capital gains distribution received after the purchase of a Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution and will be subject to federal income taxes. A subsequent loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent of any long-term capital gain distribution made with respect to such shares.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         Annually, shareholders will receive information as to the tax status of distributions made by the Trust in each calendar year.


         The Trust generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who provides an incorrect or no taxpayer identification number or, who has under-reported income in the past, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to tax legislation enacted in 2001, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         In order for a foreign investor to qualify for exemption from back-up witholding tax rates and for reduced witholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.


         Special tax rules apply to investments through defined contribution plans and other tax qualified plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.


         Sale or Redemption of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20 percent to non-corporate shareholders. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The eighteen-percent rate applies only to assets the holding period for which begins after December 31, 2000.

All or a portion of any loss realized upon a taxable distribution of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the distribution. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. In addition, any loss realized upon a taxable distribution of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares.


         The foregoing relates to U.S. federal income taxation. Distributions may also be subject to state, local and foreign taxes. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts.

         Statements and Reports. You will receive a confirmation statement after every transaction that affects the share balance in any of your accounts.

         By January 31 of each year, The Preferred Group will send you the following reports which may be used to complete your U.S. income tax return:

FORM 1099-DIV  Reports taxable distributions during the preceding calendar year.

FORM 1099-B    Reports redemption proceeds during the preceding calendar year.

FORM 1099-R    Reports distributions from IRAs and 403(b) plans during the preceding calendar year.

         By the end of February of each year, The Preferred Group will send you a semiannual report that includes unaudited financial statements for the six months ending the preceding December 31, as well as a list of portfolio holdings as of that date.

         By the end of August each year, The Preferred Group will send you an annual report that includes audited financial statements for the fiscal year ending the preceding June 30, as well as a list of portfolio holdings as of that date.

MANAGEMENT OF THE TRUST


         The business affairs of the Trust are managed under the direction of a Board of Trustees, and the Trustees are responsible for generally overseeing the conduct of each Fund's business. Certain information concerning the Trustees who are not interested persons of the Trust, as defined in the 1940 Act ("Independent Trustees"), the interested Trustee and the officers of the Trust is set forth below:

INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & AGE            POSITION(S)       TERM OF          NUMBER OF       OTHER              PRINCIPAL OCCUPATIONS
                               HELD WITH FUND    SERVICE AND      FUNDS IN FUND   DIRECTORSHIPS      DURING THE PAST FIVE
                                                 LENGTH OF TIME   COMPLEX         HELD BY TRUSTEES   YEARS
                                                 SERVED*          OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------
William F. Bahl, 52,           Trustee           Since 1992       10              Cincinnati         Chairman, Bahl & Gaynor,
212 E. Third Street,                                                              Financial          Inc. (a registered
Suite 200                                                                         Corporation        investment adviser);
Cincinnati, OH 45202                                                                                 Director, Cincinnati
                                                                                                     Financial Corporation
-----------------------------------------------------------------------------------------------------------------------------
Gary M. Anna, 49,              Trustee           Since 1992       10              None               Vice President, Business
1501 W. Bradley Avenue                                                                               Affairs, Bradley
Peoria, IL 61625                                                                                     University; Interim
                                                                                                     President, Bradley
                                                                                                     University, June 1999 to
                                                                                                     June 2000
-----------------------------------------------------------------------------------------------------------------------------
Dixie L. Mills, 54,            Trustee           Since 1992       10              None               Dean, College of
Illinois State University                                                                            Business, Illinois State
Campus Box 5500                                                                                      University, 1997 to
Normal, IL 61790-5500                                                                                present; Interim Dean,
                                                                                                     College of Business,
                                                                                                     Illinois State
                                                                                                     University, 1996 to 1997
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE:
-----------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & AGE            POSITION(S)       TERM OF          NUMBER OF       OTHER              PRINCIPAL OCCUPATIONS
                               HELD WITH FUND    SERVICE AND      FUNDS IN FUND   DIRECTORSHIPS      DURING THE PAST FIVE
                                                 LENGTH OF TIME   COMPLEX         HELD BY TRUSTEES   YEARS
                                                 SERVED*          OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------

                                      -49-

Kevin E. Colgan, 50,**         Trustee           Since 2001       10              None               Treasurer, Caterpillar
100 N.E. Adams Street                                                                                Inc. (manufacturer of
Peoria, IL 61629-5330                                                                                machinery and engines),
                                                                                                     2001 to present; Vice
                                                                                                     President, Caterpillar
                                                                                                     Financial Services Inc.
                                                                                                     (provider of financial
                                                                                                     services related to
                                                                                                     Caterpillar Inc.), 1997
                                                                                                     to 2001; Managing
                                                                                                     Director, Caterpillar
                                                                                                     Financial of Australia
                                                                                                     Ltd., 1992 to 1997
-----------------------------------------------------------------------------------------------------------------------------

OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & AGE            POSITION(S)       TERM OF          NUMBER OF       OTHER              PRINCIPAL OCCUPATIONS
                               HELD WITH FUND    SERVICE AND      FUNDS IN FUND   DIRECTORSHIPS      DURING THE PAST FIVE
                                                 LENGTH OF TIME   COMPLEX         HELD BY TRUSTEES   YEARS
                                                 SERVED*          OVERSEEN
-----------------------------------------------------------------------------------------------------------------------------
David L. Bomberger, 47,        President         Since 1999       N/A             N/A                President and Director,
411 Hamilton Boulevard                                                                               Caterpillar Investment
Peoria, IL  61602-1104                                                                               Management Ltd.;
                                                                                                     President and Director,
                                                                                                     Caterpillar Securities
                                                                                                     Inc.; Vice President,
                                                                                                     Commercial Mortgages,
                                                                                                     Commercial Federal Bank,
                                                                                                     January 1999 to May
                                                                                                     1999; Senior Vice
                                                                                                     President, Treasurer and
                                                                                                     Chief Investment
                                                                                                     Officer, The Guarantee
                                                                                                     Life Companies, Inc.,
                                                                                                     1977 to 1998
-----------------------------------------------------------------------------------------------------------------------------
Fred L. Kaufman, 54,           Vice   President  Vice President   N/A             N/A                Treasurer, Caterpillar
411 Hamilton Boulevard         & Treasurer       since 1994;                                         Investment Management
Peoria, IL  61602-1104                           Treasurer                                           Ltd.; Treasurer and
                                                 since 1992                                          Director, Caterpillar
                                                                                                     Securities Inc.
-----------------------------------------------------------------------------------------------------------------------------
Sean X. McKessy, 35,           Clerk             Since 2000       N/A             N/A
100 N.E. Adams Street                                                                                Securities Counsel,
Peoria, IL 61629-5330                                                                                Caterpillar Inc., 2000
                                                                                                     to present; Staff
                                                                                                     Attorney, SEC, 1997 to
                                                                                                     2000; Associate, Wiley,
                                                                                                     Rein

                                      -50-


                                                                                                     & Fielding (law
                                                                                                     firm), 1992 to 1997;
                                                                                                     Clerk, Caterpillar
                                                                                                     Investment Management
                                                                                                     Ltd. and Caterpillar
                                                                                                     Securities Inc.
-----------------------------------------------------------------------------------------------------------------------------

* Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. The Officers shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each officer holds office at the pleasure of the Trustees.

**Mr. Colgan is an "interested trustee" because of his affiliation with Caterpillar Inc., the parent of the Manager, and Caterpillar Inc.'s affiliates as described more fully under the column entitled "Principal Occupations During the Past Five Years."


         The mailing address of each of the officers and Trustees is c/o the Trust, 411 Hamilton Boulevard, Suite 1200, Peoria, Illinois 61602.

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, will provide liability insurance for the benefit of its Trustees and officers.


         For the year ended June 30, 2002, the Independent Trustees received an annual fee of $12,000 plus $2,500 for each Trustee's meeting attended. The table below shows the compensation paid to the Trust's Trustees and officers for the year ended June 30, 2002.

====================================================================================================================
NAME OF PERSON,          AGGREGATE              PENSION OR             ESTIMATED ANNUAL       TOTAL COMPENSATION
POSITION                 COMPENSATION FROM      RETIREMENT BENEFITS    BENEFITS UPON          FROM THE TRUST AND
                         THE TRUST              ACCRUED AS PART OF     RETIREMENT             FUND COMPLEX PAID TO
                                                FUND EXPENSES                                 TRUSTEES
====================================================================================================================
Gary Michael Anna,                 $                     $0                     $0                      $
Trustee
====================================================================================================================


                                      -51-

====================================================================================================================
William F. Bahl,                   $                     $0                     $0                      $
Trustee
====================================================================================================================
Dixie Louise Mills,                $                     $0                     $0                      $
Trustee
====================================================================================================================


         The table below describes the Trustees' ownership of Fund shares and shares of registered investment companies overseen by the Trustees in the same family of investment companies as the Fund:

====================================================================================================================
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                    DOLLAR RANGE OF EQUITY       TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                  FUND               SECURITIES IN THE FUND                  COMPANIES
====================================================================================================================
Gary M. Anna
====================================================================================================================
William F. Bahl
====================================================================================================================
Dixie L. Mills
====================================================================================================================
Kevin E. Colgan
====================================================================================================================


         As of September 25, 2002, the Trust believes that the officers and Trustees as a group own less than 1% of the outstanding shares of any Fund.

         Since 1983, Gary M. Anna has served as Vice President of Business Affairs of Bradley University. Since 1998, Robert F. Turner, Chairman, Chief Investment Officer, Chief Executive Officer and Director of Turner, has served as a trustee of Bradley University. Between 1990 and 2002, Glen Barton, Chairman and CEO of Caterpillar Inc., served as a trustee of Bradley University.

         As of September 30, 2002, the following entities were the recordholders of the following percentages of outstanding securities of the following Funds:

                                                   Percentage Ownership
                                                  as of September 30, 2002
                           -------------------------------------------------------------------
                                                 Caterpillar
                                                 Insurance          Preferred Stable
                           Caterpillar           Company Ltd.       Principal
                           Investment            Insurance          Collective
                           Trust 401(k) Plan     Reserves1          Trust              Manager
FUND                           % TOTAL            % TOTAL            % TOTAL           % TOTAL
----                           -------            -------            -------           -------

Large Cap Growth                 ____%              ____%             ____%             ____%
Large Cap Value                  ____%              ____%             ____%             ____%
International Value              ____%              ____%             ____%             ____%
International Growth             ____%              ____%             ____%             ____%
Small Cap Growth                 ____%              ____%             ____%             ____%
Mid Cap Growth                   ____%              ____%             ____%             ____%
Asset Allocation                 ____%              ____%             ____%             ____%
Fixed Income                     ____%              ____%             ____%             ____%
Short-Term Government
 Securities                      ____%              ____%             ____%             ____%
Money Market                     ____%              ____%             ____%             ____%

1 Does not include ____% of the outstanding shares of the Short-Term Government
Securities Fund held of record by American Bankers' Insurance Co. for the benefit of Caterpillar Insurance Company Ltd.


         As of September 30, 2002, Empire Southwest LLC and Gregory Poole Equipment Company were recordholders of ____% and ____%, respectfully, of the outstanding securities of the Asset Allocation Fund. Also as of September 30, 2002, Charles Schwab & Co., Inc. was a recordholder of ____% of the outstanding securities of the Small Cap Growth Fund. To the extent Caterpillar Investment Trust 401(k) Plan, a trust formed under the laws of Illinois for the benefit of employees of Caterpillar Inc., Preferred Stable Principal Collective Trust, Caterpillar Insurance Company Ltd. Insurance Reserves, or the Manager beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

         The address of each of the recordholders listed above is 100 N.E. Adams Street, Peoria, Illinois 61629, except for Caterpillar Insurance Company Ltd., the address of which is 3322 West End Avenue, Nashville, Tennessee 37203-1031, Gregory Poole Equipment Company, the address of which is 4807 Beryl Road, Raleigh, NC 27606, Empire Southwest LLC, the address of which is 1725 Country

Club Drive, Mesa, AZ 85210-6099, Charles Schwab & Co., Inc., the address of which is 101 Montgomery Street, San Francisco, CA 94101-4122 and the Manager, the address of which is 411 Hamilton Blvd., Peoria, IL 61602. As of September 30, 2002, the Trust believes that no other person, other than Marshall & Ilsley Trust Company, which owns of record ___% of the outstanding shares of the Large Cap Growth Fund, ___% of the outstanding shares of the Large Cap Value Fund, ___% of the outstanding shares of the International Value Fund, ___% of the outstanding shares of the Fixed Income Fund, and ____% of the outstanding shares of the Asset Allocation Fund, owns beneficially more than 5% of the outstanding shares of any Fund.

Committees

         The Trust has a Nominating Committee and a Compensation Committee, both of which are comprised of each of the Independent Trustees. The primary purpose of the Compensation Committee is the setting of compensation for the Independent Trustees. The primary purposes of the Nominating Committee are the nomination of Independent Trustees for election to the Board and setting any necessary standards or qualifications for service on the Board of Trustees. The Nominating Committee does not consider nominees recommended by security holders. Neither the Compensation Committee nor the Nominating Committee held any meetings during the fiscal year ended June 30, 2002.

         The Trust also has a Valuation Committee whose primary purpose is to oversee the implementation of the Trust's valuation procedures and to make fair value determinations in accordance with those procedures. The members of the Valuation Committee are Kevin E. Colgan and Dixie L. Mills. During the fiscal year ended June 30, 2002, the Valuation Committee met three times.


The Manager and the Subadvisers

         Under written Management Contracts between the Trust and the Manager with respect to each Fund, subject to such policies as the Trustees of the Trust may determine, the Manager, at its expense, will furnish continuously an investment program for the Trust and will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions provided. In order to assist it in carrying out its responsibilities, the Manager has retained

Subadvisers to render advisory services to each Fund other than the Short-Term Government Securities Fund.


         The Manager has advised the Funds since inception, and the Manager and its subsidiaries have provided investment advisory services to other entities since 1989. The Manager and the Subadvisers have managed assets for the Caterpillar Inc. $____ billion pension fund (as of June 30, 2002). The Manager currently manages more than $___ million of assets (as of June 30, 2002) in various stock and bond portfolios for the Caterpillar Inc. pension fund, Caterpillar Insurance Company Ltd, and other Caterpillar Inc. subsidiaries. In addition, the Manager manages more than $___ million in pension plan assets (as of June 30, 2002) in its pension group trust created in 1990 to serve the pension investment needs of Caterpillar Inc. dealers and suppliers. The Manager is a wholly-owned subsidiary of Caterpillar, Inc. Certain entities listed in
Exhibit 21 to the most recent Annual Report or Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-46194) may be deemed to be affiliates of both the Manager and the Trust.


         Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager or the Subadvisers, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Trust or their other clients. In so doing, a Fund may incur greater brokerage commissions than it might otherwise pay.

         Each Fund pays the Manager a monthly Management Fee based on the month-end assets of the Fund at the following annual rates:


                                                            Annual Percentage of
                  Fund                                       Average Net Assets
                  ----                                       ------------------
         Large Cap Growth...................................         .75%
         Large Cap Value....................................         .75
         International Value................................         .95*
         International Growth...............................        1.05
         Mid Cap Growth.....................................        1.00

         Small Cap Growth...................................        1.00
         Asset Allocation...................................         .70
         Fixed Income.......................................         .50**
         Short-Term Government Securities...................         .35
         Money Market.......................................         .30

         * Caterpillar Investment Management Ltd. has voluntarily agreed to waive a portion of its Management Fee (0.25%) with respect to the Preferred International Value Fund, effective July 1, 2002. This waiver may be terminated at any time.

         ** The Manager's fee with respect to the Fixed Income Fund is paid at an annual rate equal to the lesser of (i) .50% of the average net assets of the Fixed Income Fund and (ii) the rate at which (A) the excess of (I) the fee paid by the Fixed Income Fund to the Manager over (II) the fee paid by the Manager to Western with respect to the Fixed Income Fund (see below) equals (B) the excess that would have existed under the advisory and subadvisory fee schedules in effect with respect to the Fixed Income Fund prior to November 1, 1996.

         For the fiscal years ended June 30, 2002, 2001, and 2000, the Funds paid to the Manager the following amounts as Management Fees pursuant to the relevant Management Contracts:

                                                      Management Fees

                                               Fiscal Year Ended June 30,

                                          2002           2001          2000
                                          ----           ----          ----
 Fund

     Large Cap Growth...............  $_________     $_________     $_________
     Large Cap Value................   _________      _________      _________
     International Value............   _________      _________      _________
     International Growth...........   _________      _________            N/A
     Small Cap Growth...............   _________      _________      _________
     Mid Cap Growth.................   _________      _________            N/A
     Asset Allocation  .............   _________      _________      _________
     Fixed Income...................   _________      _________      _________
     Short-Term
       Government Securities........   _________      _________      _________
     Money Market...................   _________      _________      _________

         Under the Subadviser Agreement for each Fund between the Manager and the Subadviser for such Fund (the "Subadviser Agreements") and the Tertiary Adviser Agreement between Western and WAML (the "Tertiary Adviser Agreement"), subject always to the control of the Trustees of the Trust, each Subadviser's obligation is to furnish continuously an investment program for the Fund, to make investment decisions on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments for the Fund (except for WAML, for which such duties apply only to the Fixed Income Fund's non-U.S. dollar denominated investments).

         In performing its duties under the applicable Subadviser Agreement or Tertiary Adviser Agreement, each Subadviser is subject to the control of the Trustees, the policies determined by the Trustees, the provisions of the Trust's Agreement and Declaration of Trust and By-laws and any applicable investment objectives, policies and restrictions in effect from time to time.

         The Management Contracts for all of the Funds and the Subadviser and Tertiary Adviser Agreements were approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager or the relevant Subadvisers). The Management Contracts and the Subadviser and Tertiary Adviser Agreements continue in force with respect to the relevant Fund for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Trust, the Manager or the relevant Subadviser, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of that Fund. Each of the Management Contracts and the Subadviser and Tertiary Adviser Agreements automatically terminates on assignment, and each is terminable upon notice by the Trust. In addition, the Management Contracts may be terminated on not more than 60 days' notice by the Manager to the Trust, the Subadviser Agreements may be terminated upon 60 days' notice by the Manager or 90 days' notice by the Subadviser and the Tertiary Adviser Agreement may be terminated upon 90 days notice by Western or 90 days notice by WAML.


         The Trust pays, in addition to the Management Fees described above, all expenses not assumed by the Manager, including, without limitation, fees and expenses of Trustees who are not "interested persons" of the Manager or the Trust, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the respective Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining the net asset value of the Trust's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums and professional association dues or assessments. The Trust is also responsible for such nonrecurring expenses as may arise, including litigation in which the Trust may be a party, and other expenses as determined by the Trustees. The Trust may have an obligation to indemnify its officers and Trustees with respect to such litigation.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         The Subadvisers. In order to assist it in carrying out its responsibilities, the Manager has retained various Subadvisers to render advisory services to the Funds, under the supervision of the Manager and the Trust's Trustees. In order to assist it in carrying out its responsibilities, Western has retained WAML to render advisory services relating to the non-U.S. dollar denominated investments of the Fixed Income Fund, under the supervision of Western and the Trust's Trustees. The Manager pays the fees of each of the Subadvisers (other than WAML, whose fees are paid by Western). The fee paid to the Subadvisers (other than J.P. Morgan Investment Management Inc. ("Morgan") and WAML) is based on the Fund assets managed or advised by such Subadviser (the "Fund Assets") together with any other assets managed or advised by the Subadviser, at the time the Subadviser Agreement was entered into or as agreed by the Manager and the Subadviser, relating to Caterpillar Inc. or any of its affiliates (other than the Money Market Fund). (The Fund Assets together with such other assets are collectively referred to as the "Combined Assets.") The subadvisory fee is calculated by applying the average quarterly net asset value, as of the last business day of each month in the calendar quarter, of the Combined Assets to the fee schedule for each Subadviser (other than Morgan and WAML), as set forth below. This amount is then allocated based upon the ratio of Fund Assets to Combined Assets. The subadvisory fee paid to Morgan with respect to the Money Market Fund is based solely on the average net assets of the Fund. The subadvisory fee paid to WAML with respect to the Fixed Income Fund is based on the Fund assets managed or advised by WAML (the "WAML Fund Assets") together with any other assets managed or advised by WAML relating to Caterpillar Inc. or any of its affiliates. (The WAML Fund Assets together with such other assets are collectively referred to as the "WAML Combined Assets.") The fee is calculated based on the average quarterly net asset value, determined as of the last business day of each month in the calendar quarter, of the WAML Combined Assets to the fee schedule for WAML, as set forth below. This amount is allocated based upon the ratio of WAML Fund Assets to WAML Combined Assets.

         Oppenheimer Capital LLC ("Oppenheimer") is a Delaware limited liability company founded in 1969. Its address is 1345 Avenue of the Americas, New York, New York 10105. Oppenheimer is an indirect subsidiary of Allianz Dresdner Asset Management L.P. ("ADAM"), a registered investment adviser. Allianz AG, a German insurance company, is the majority owner of ADAM. Oppenheimer provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, businesses and other organizations. The Manager pays Oppenheimer for its subadvisory services with respect to the Large Cap Value Fund a fee, calculated as described above, at the annual rate of 0.50% of the first $50 million of Combined Assets, 0.375% of the next $50 million of Combined Assets and 0.25% of Combined Assets in excess of $100 million. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001, and 2000, Oppenheimer earned $_________, $1,047,342 and $1,017,731, respectively, in subadvisory fees.

         Jennison Associates LLC ("Jennison") provides investment advice to mutual funds, institutional accounts and other entities. Its principal place of business is 466 Lexington Avenue, New York, New York 10017. Jennison is a wholly-owned subsidiary of Prudential Investment Management, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc., a financial services institution. The Manager pays Jennison for its subadvisory services with respect to the Large Cap Growth Fund a fee, calculated as described above, at the annual rate of 0.75% of the first $10 million of Combined Assets, 0.50% of the next $30 million of Combined Assets, 0.35% of the next $25 million of Combined Assets, 0.25% of the next $335 million of Combined Assets, 0.22% of the next $600 million of Combined Assets and 0.20% of Combined Assets in excess of $1 billion. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Jennison earned $________, $1,635,082 and $1,746,079, respectively, in subadvisory fees with respect to the Large Cap Growth Fund.

         Mellon Capital Management Corporation ("Mellon"), a Delaware corporation, is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon is a wholly-owned, indirect subsidiary of Mellon Financial Corporation, Pittsburgh, Pennsylvania, a bank holding company which engages in the businesses of retail banking, wholesale banking, and service products. Mellon serves as an investment adviser and manager for institutional clients. The Manager pays Mellon for its subadvisory services with respect to the Asset Allocation Fund a fee, calculated as described above, at the annual rate of 0.50% of the first $200 million of Combined Assets and 0.20% of Combined Assets in excess of $200 million. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Mellon earned $_________, $270,029 and $300,056, respectively, in subadvisory fees.

         PanAgora Asset Management, Inc.'s ("PanAgora") principal place of business is 260 Franklin Street, Boston, Massachusetts 02110. Fifty percent of the outstanding voting stock of PanAgora is owned by each of Nippon Life Insurance Company, a mutual life insurance company, and Putnam Investments, LLC, an investment advisory firm. PanAgora currently provides asset allocation, indexing and related investment advisory services to a variety of endowment funds, pension accounts, other institutions and investment companies. The Manager pays PanAgora for its subadvisory services with respect to the Asset Allocation Fund a fee, calculated as described above, at the annual rate of 0.50% of the first $10 million of Combined Assets, 0.40% of the next $40 million of Combined Assets, 0.20% of the next $50 million of Combined Assets and 0.10% of Combined Assets in excess of $100 million. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, PanAgora earned $_________, $124,728 and $141,587, respectively, in subadvisory fees.

         Western and WAML provide investment advice to mutual funds and other entities. Their principal places of business are 117 E. Colorado Blvd., Pasadena, CA 91105 and 115 Bishopgate, London, UK EC2M3XG, respectively. Western, a California corporation, and WAML, a United Kingdom corporation, are both wholly owned subsidiaries of Legg Mason, Inc., a holding company that, through its subsidiaries, is principally engaged in providing asset management, securities brokerage, investment banking and other related financial services to individuals, institutions, corporations, governments and government agencies. The Manager pays Western for its subadvisory services with respect to the Fixed Income Fund a fee, calculated as described above, at the annual rate of 0.30% of the first $100 million of Combined Assets and 0.15% of Combined Assets over $100 million. Western pays WAML a fee for its subadvisory services with respect to the Fixed Income Fund a fee, calculated as described above, at the annual rate of 0.30% of the first $100 million of WAML Combined Assets and 0.15% of WAML Combined Assets over $100 million. As of June 30, 2002, Western and WAML did not serve as subadvisers to the Fixed Income Fund.

         Mercator provides investment advice to mutual funds and other entities. Its principal place of business is 5200 Town Center Circle, Boca Raton, Florida 33486. Mercator is a limited partnership a minority portion of the limited partnership interest in which is owned by The Prudential Financial, Inc., a mutual insurance company and a registered investment adviser. The Manager pays Mercator for its subadvisory services with respect to the International Value Fund a fee, calculated as described above, at the annual rate of 0.75% of the first $25 million of Combined Assets, 0.60% of the next $25 million of Combined Assets, 0.55% of the next $25 million of Combined Assets, 0.50% of the next $225 million of Combined Assets, 0.40% of the next $200 million of Combined Assets, 0.20% of the next $300 million of Combined Assets and over $800 million is negotiable. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Mercator earned $_________, $1,637,729 and $1,692,017, respectively, in subadvisory fees.

         Morgan provides investment advice to mutual funds and other entities. Its principal place of business is 522 Fifth Avenue, New York, New York 10036. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a global financial services corporation. The Manager pays Morgan for its subadvisory services with respect to the Money Market Fund a fee computed and paid quarterly at the annual rate of 0.15% of the average quarterly net assets, as of the last business day of each month in the calendar quarter, of the Money Market Fund. Prior to November 1, 2002, Morgan served as subadviser to the Fixed Income Fund. The Manager paid Morgan for its subadvisory services with respect to the Fixed Income Fund a fee computed and paid quarterly at the annual rate of 0.25% of the first $75 million of Combined Assets, 0.225% of the next $75 million of Combined Assets, 0.175% of the next $150 million of Combined Assets, 0.125% of the next $100 million of Combined Assets, and 0.10% of Combined Assets in excess of $400 million. Morgan had voluntarily agreed to fee reductions in the event that Combined Assets, together with Money Market Fund assets, exceeded $1 million. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Morgan earned $__________, $224,752 and $213,091, respectively, in subadvisory fees with respect to the Fixed Income Fund. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Morgan earned $________, $238,601 and $214,568, respectively, in subadvisory fees with respect to the Money Market Fund.

         Turner, a Pennsylvania corporation, is located at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. Robert E. Turner is the Chairman and controlling shareholder of Turner.

Turner serves as investment adviser for investment companies and other institutional accounts. The Manager pays Turner for its subadvisory services with respect to the Small Cap Growth Fund a fee, calculated as described above, at the annual rate of 0.75% of Combined Assets. The Manager pays Turner for its subadvisory services with respect to the Mid Cap Growth Fund a fee, calculated as described above, at the annual rate of 0.75% of Combined Assets. The Manager has informed the Trust that for the fiscal years ended June 30, 2002, 2001 and 2000, Turner earned $__________ , $709,911 and $440,776, respectively, in subadvisory fees with respect to the Small Cap Growth Fund. The Manager has informed the Trust that for the fiscal years ended June 30, 2002 and 2001, Turner earned $________ and $55,487, respectively, in subadvisory fees with respect to the Mid Cap Growth Fund.

         Marvin & Palmer Associates, Inc., a privately held Delaware corporation, is located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801-1165 ("Marvin & Palmer Associates"). David Marvin and Stanley Palmer hold a controlling interest in Marvin & Palmer Associates. Marvin & Palmer Associates is engaged in the management of global, non-United States, United States, and emerging markets equity portfolios principally for institutional accounts. The Manager pays Marvin & Palmer Associates for its subadvisory services with respect to the International Growth Fund a fee, calculated as described above, at the annual rate of 0.80% of the first $100 million of Combined Assets and 0.50% of Combined Assets in excess of $100 million. The Manager has informed the Trust that for the fiscal years ended June 30, 2002 and 2001, Marvin & Palmer Associates earned $_________ and $50,372, respectively, in subadvisory fees with respect to the International Growth Fund.


         The Subadvisers are registered as investment advisers with the Securities and Exchange Commission. This registration does not involve supervision of management or investment policy by any federal agency.


         Trustee Considerations. The Board of Trustees, including a majority of the Independent Trustees, considered and approved the continuation of the Subadviser Agreements and Management Contracts at meetings held on April 12, 2002 and April 28, 2002 and considered and approved the Subadviser Agreement and the Tertiary Adviser Agreement relating to the Fixed Income Fund at a meeting held on August 5, 2002 (all Subadviser Agreements, Management Contracts and the Tertiary Adviser Agreement, the "Advisory Agreements"). The Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements.

         In arriving at their decision to approve the continuation of or approve, as the case may be, each Advisory Agreement, the Trustees reviewed information prepared by the Manager and each Subadviser (collectively, the "Advisers") and materials provided by fund counsel. As part of their review, the Trustees examined an Adviser's ability to provide high quality investment management services to the respective Fund. The Trustees considered, with respect to an Adviser, the investment philosophy and research and decision-making processes of the Adviser; the education and experience of the key advisory personnel responsible for each Fund; the ability of the Adviser to attract and retain capable research and advisory personnel; the capability and integrity of the senior management and staff of the Adviser and the time and attention devoted (or to be devoted) by those individuals to each Fund; the level of skill required to manage the Fund; and the investment performance of the Fund and/or other investment companies advised by the Adviser. The Trustees further took into account current and developing conditions in the financial services industry and noted the economic outlook and the general investment outlook in the markets in which each Fund would invest. Based on the foregoing, the Trustees concluded that an Adviser's investment process, research capabilities and philosophy were well suited to each respective Fund given each Fund's investment objective and policies.

         In addition, the Trustees reviewed, with respect to an Adviser's responsibilities under the Advisory Agreements, the quality (or anticipated quality) of the Adviser's services with respect to (i) regulatory compliance and compliance with the investment policies of the Fund and (ii) any services other than investment management provided to each Fund and its shareholders under the Advisory Agreements. The Trustees evaluated the procedures, systems or methods of an Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of directors, officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees reviewed information concerning the policies and procedures of an Adviser with respect to the execution of portfolio transactions. The Trustees also considered conditions that might affect an Adviser's ability to provide high quality services to the Fund in the future under the Advisory Agreements, including the Adviser's business reputation, financial condition and operational stability.

         The Trustees compared the expense ratios of each Fund to those of other investment companies with similar investment objectives. In evaluating the fees under the Advisory Agreements, the Trustees took into account the demands and the complexity of the investment management of the Fund.

         The Trustees further evaluated potential benefits of the advisory relationship to an Adviser, including, among others, the profitability (or estimated profitability) of each Fund to the Adviser; economies of scale that may be available to the Manager; and the direct and indirect benefits that the Adviser may receive from its relationship with the Fund, including the benefit of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions.

         In their deliberations with respect to these matters, the Trustees were advised by their counsel, who were determined by the Independent Trustees to be "independent legal counsel" within the meaning and intent of the SEC rules regarding the independence of counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. Certain matters described above were not considered for all Advisers, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of each Advisory Agreement, including the investment advisory fees, in light of all of the surrounding circumstances, and noted that there are alternatives to the employment of an Adviser as Manager or Subadviser to the Fund, as the case may be. Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that approval of the continuation or approval, as the case may be, of each Advisory Agreement was in the best interest of each Fund and its respective shareholders.


CODES OF ETHICS

         The Trust, the Manager, the Distributor and each Subadviser have adopted codes of ethics under Rule 17j-l of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. PricewaterhouseCoopers LLP conducts an annual audit of each Fund of the Trust, assists in the preparation of each Fund's federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial statements included in the Trust's Annual Report for the year ended June 30, 2002, filed electronically on August __, 2002 (File No. 811-06602), are incorporated by reference into this Statement of Additional Information.


OTHER SERVICES

         Custodial Arrangements. State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, MA 02101, is the custodian for all Funds of the Trust. As such, State Street holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Trust. Upon instruction, State Street receives and delivers cash and securities of the Trust in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Trust. In addition, State Street has contracted with various foreign banks and depositories to hold portfolio securities outside of the United States on behalf of certain of the Funds. State Street also calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis (and as otherwise may be required by the 1940 Act) and performs certain accounting services for all Funds of the Trust.

         Transfer Agent. Boston Financial Data Services, Inc., The BFDS Building, Two Heritage Drive, Quincy, MA 02171, acts as the Trust's transfer agent and dividend disbursing agent.

         Distributor. Caterpillar Securities Inc. ("CSI"), a wholly-owned subsidiary of the Manager, is the Trust's principal underwriter. Certain entities listed in Exhibit 21 to the most recent Annual Report or Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-46194) may be deemed to be affiliates of both CSI and the Trust. CSI is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders therefor. Except as noted in the Prospectus, the Trust's shares are distributed in a continuous offering.

PORTFOLIO TRANSACTIONS

         Investment Decisions. Investment decisions for the Trust and for the other investment advisory clients of the Manager and the Subadvisers are made with a view to achieving their respective investment objectives. The Manager and the Subadvisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Manager or the relevant Subadviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Trust of brokerage commissions. In the United States and certain foreign countries, such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. It is anticipated that most purchases and sales of portfolio securities for the Money Market Fund will be with the issuer or with major dealers in money market instruments acting as principals. Accordingly, it is not anticipated that the Short-Term Government Securities or Money Market Funds will pay significant brokerage commissions. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

         When the Manager or a Subadviser places orders for the purchase and sale of portfolio securities for a particular Fund and buys and sells securities for such Fund it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager or the relevant Subadviser, as the case may be, intends to use its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or the relevant Subadviser, as the case may be, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager and the Subadvisers may receive research, statistical and quotation services from many broker-dealers with which the Trust's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager or the Subadvisers in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust or any particular Fund. The fees paid to the Manager and the Subadvisers are not reduced because they receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Management Contracts and the Subadviser Agreements, the Manager and the Subadvisers may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Securities Exchange Act of 1934) to the Manager or the Subadvisers an amount of disclosed commission for effecting a securities transaction for a Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The authority of the Manager and the Subadvisers to cause the Funds to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time. The Manager may instruct a Subadviser to direct trades, consistent with best price and execution, to particular brokers that will provide research services to the Manager.

         The aggregate brokerage commissions paid by the Funds during the fiscal years ended June 30, 2002, 2001, and 2000, are set forth below:

Fiscal year ended June 30, 2002:

                                                             Aggregate Brokerage
         Fund                                                    Commissions
         ----                                                -------------------

         Large Cap Growth                                          $_________
         Large Cap Value                                            _________
         International Value                                        _________
         International Growth                                       _________
         Small Cap Growth                                           _________
         Mid Cap Growth                                             _________
         Asset Allocation                                           _________
         Fixed Income                                               _________
         Short-Term Government Securities                           _________
         Money Market                                               _________


Fiscal year ended June 30, 2001:
                                                             Aggregate Brokerage
         Fund                                                    Commissions
         ----                                                -------------------

         Large Cap Growth                                          $1,039,564
         Large Cap Value                                              256,663
         International Value                                          480,943
         International Growth                                          64,640
         Small Cap Growth                                             256,699
         Mid Cap Growth                                                62,888
         Asset Allocation                                              48,621
         Fixed Income                                                  37,785
         Short-Term Government Securities                                   0
         Money Market                                                       0

Fiscal year ended June 30, 2000:

                                                             Aggregate Brokerage
         Fund                                                    Commissions
         ----                                                -------------------

         Large Cap Growth                                          $    619,771
         Large Cap Value                                                138,315
         International Value                                            467,417
         Small Cap Growth                                               465,919
         Asset Allocation                                                 2,477
         Fixed Income                                                         0
         Short-Term Government Securities                                     0
         Money Market                                                         0


         The Funds may from time to time place orders for the purchase or sale of securities with brokers that may be affiliated with the Manager or a Subadviser. In such instances, the placement of orders with such brokers would be consistent with the Funds' objective of obtaining the best execution and could not be dependent upon the fact that such brokers are affiliates of the Manager or a Subadviser. With respect to orders placed with affiliated brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         [During the fiscal year ended June 30, 2002, the ____________Fund placed orders for the purchase and sale of securities with ]

Fiscal year ended June 30, 2002:

                                                % of Fund's    % of Fund's
                                  Amount of     Aggregate      Aggregate
                     Affiliated   Brokerage     Brokerage      Dollar Amount
Fund                  Broker      Commissions   Commissions    of Transactions
------------------------------------------------------------------------------



         During the fiscal year ended June 30, 2001, the International Value Fund placed orders for the purchase and sale of securities with J.P. Morgan Securities, Inc., an affiliate of Morgan, Credit Lyonnais Securities, an affiliate of Oppenheimer, and Dresdner Kleinwort Benson, an affiliate of Oppenheimer; the Large Cap Value Fund placed orders for the purchase and sale of securities with J.P. Morgan Securities, Inc.; the Large Cap Growth Fund placed orders for the purchase and sale of securities with Chase Manhattan Bank, an affiliate of Morgan, Credit Lyonnais Securities, Deutsche Bank Alex Brown, an affiliate of Oppenheimer, Dresdner Kleinwort Benson, and J.P. Morgan Securities, Inc.; the International Growth Fund placed orders for the purchase and sale of securities with Credit Lyonnais Securities and BNP Paribas, an affiliate of Oppenheimer; and the Small Cap Growth Fund placed orders for the purchase and sale of securities with Dresdner Kleinwort Benson and J.P. Morgan Securities, Inc. Information regarding these brokerage transactions is set forth below:

Fiscal year ended June 30, 2001:

                                                                  Amount of
                                        Affiliated                Brokerage
Fund                                    Broker                    Commissions
----                                    ------                    -----------

Large Cap Growth Fund                   Chase                        $    88
                                        Manhattan
                                        Bank

                                        Deutsche                     $ 8,899
                                        Bank Alex
                                        Brown

                                        J.P. Morgan                  $61,083
                                        Securities,
                                        Inc.

                                        Credit                       $   396
                                        Lyonnais
                                        Securities

                                        Dresdner                     $   462
                                        Kleinwort
                                        Benson

Large Cap Value Fund                    J.P. Morgan                  $10,440
                                        Securities,
                                        Inc.

International Value Fund                J.P. Morgan                  $17,705
                                        Securities,
                                        Inc.

                                        Dresdner                     $ 4,711
                                        Kleinwort
                                        Benson

                                        Credit                       $ 1,095
                                        Lyonnais
                                        Securities

International Growth Fund               Credit                       $   506
                                        Lyonnais
                                        Securities

                                        BNP                          $ 1,381
                                        Paribas

Small Cap Growth Fund                   Dresdner                     $   726
                                        Kleinwort
                                        Benson

                                        J.P. Morgan                  $15,301
                                        Securities,
                                        Inc.


         During the fiscal year ended June 30, 2000, the Large Cap Growth, Large Cap Value and Small Cap Growth Funds placed orders for the purchase and sale of securities with J.P. Morgan Securities, Inc., an affiliate of Morgan, and the Small Cap Growth Fund placed orders for the purchase and sale of securities with Deutsche Bank Alex Brown, an affiliate of Oppenheimer. Information regarding these brokerage transactions is set forth below:

Fiscal year ended June 30, 2000:

                                                                  Amount of
Fund                                        Broker                Commissions

Large Cap Growth Fund                       J.P. Morgan           $50,117
                                            Securities,
                                            Inc.

Large Cap Value Fund                        J.P. Morgan           $1,200
                                            Securities,
                                            Inc.

Small Cap Growth Fund                       J.P. Morgan           $3,058
                                            Securities,
                                            Inc.

Small Cap Growth Fund                       Deutsche              $  300
                                            Bank Alex
                                            Brown



ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated November 19, 1991. A copy of the Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust's fiscal year ends on June 30.

         Prior to April 2, 2001, the Preferred Large Cap Growth Fund was named the Preferred Growth Fund; the Preferred Large Cap Value Fund was named the Preferred Value Fund; the Preferred

Small Cap Growth Fund was named the Preferred Small Cap Fund; and the Preferred International Value Fund was named the Preferred International Fund.

         The Preferred Group has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares which, in turn, may be subdivided into an unlimited number of classes of shares. The Preferred Group currently consists of ten series of shares, each series of which represents interests in a separate Fund. Each Fund is an open-end diversified management investment company. The Funds' shares are not currently divided into classes. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of that Fund. Voting rights are not cumulative, and all shares of the Funds are fully paid, redeemable and nonassessable and have no conversion rights. Shares do not have preemptive rights or subscription rights.

         Shares of the Trust are each entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote by individual Fund on all matters except (i) when required by the law, shares shall be voted as a single class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds affected shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he is or was a shareholder would be unable to meet its obligations.

                                   APPENDIX A

TAX EXEMPT BOND, CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Tax Exempt and Corporate Bond Ratings

Description of Moody's Investors Service, Inc.'s Corporate Bond Ratings:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Corporate Bond Ratings:

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Ratings of Commercial Paper

Description of Moody's Investors Service, Inc.'s Commercial Paper Ratings:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 -- Issues rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-terms obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Commercial Paper Ratings:
---------------------------------------------------------

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 -- A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -- A short term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C -- A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -- A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                   APPENDIX B

                  DESCRIPTION OF MONEY MARKET FUND INVESTMENTS

         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes, and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which a Fund purchases a U.S. Treasury or agency obligation and obtains a simultaneous commitment from the seller (a domestic commercial bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods.

They are term "accepted" when a bank guarantees their payment at maturity.

         Eurodollar Obligations -- obligations of foreign branches of U.S.
banks.

         Yankeedollar Obligations -- obligations of domestic branches of foreign banks.

         Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

         Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer term credit needs.

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                            PART C. OTHER INFORMATION
                                    -----------------

Item 23. Exhibits
         --------

         (a)(1). Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (a)(2). Amendment No. 1 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (a)(3). Amendment No. 2 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (a)(4). Amendment No. 3 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (a)(5). Amendment No. 4 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (a)(6). Amendment No. 5 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement.

         (a)(7). Amendment No. 6 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement.

         (a)(8). Amendment No. 7 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.


         (b).       By-laws - filed herewith.


         (c). Portions of the Registrant's Agreement and Declaration of Trust and By-laws pertaining to shareholders' rights -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(1). Form of Management Contract between The Preferred Group of Mutual Funds (the "Trust") and Caterpillar Investment Management Ltd. (the "Manager" or "CIML") with respect to the Preferred Growth Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(2). Form of Management Contract between the Trust and the Manager with respect to the Preferred Value Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(3). Form of Management Contract between the Trust and the Manager with respect to the Preferred International Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(4). Form of Management Contract between the Trust and the Manager with respect to the Preferred Small Cap Fund --incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.



         (d)(5). Form of Management Contract between the Trust and the Manager with respect to the Preferred Asset Allocation Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(6). Form of Management Contract between the Trust and the Manager with respect to the Preferred Fixed Income Fund -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

         (d)(7). Form of Management Contract between the Trust and the Manager with respect to the Preferred Short-Term Government Securities Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(8). Form of Management Contract between the Trust and the Manager with respect to the Preferred Money Market Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(9). Form of Management Contract between the Trust and the Manager with respect to the Preferred Mid Cap Growth Fund -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.

         (d)(10). Form of Management Contract between the Trust and the Manager with respect to the Preferred International Growth Fund -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.

         (d)(11). Form of Subadviser Agreement between the Manager and Jennison Associates LLC ("Jennison") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(12). Form of Subadviser Agreement between the Manager and Oppenheimer Capital LLC ("Oppenheimer") -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

         (d)(13). Form of Subadviser Agreement between the Manager and Mercator Asset Management, L.P. ("Mercator") - filed herewith.


         (d)(14). Form of Subadviser Agreement between the Manager and Mellon Capital Management Corporation ("Mellon") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(15). Form of Subadviser Agreement between the Manager and PanAgora Asset Management, Inc. ("PanAgora") --incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

         (d)(16). Form of Subadviser Agreement between the Manager and J.P. Morgan Investment Management Inc. ("Morgan") with respect to the Preferred Fixed Income Fund -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

         (d)(17). Form of Subadviser Agreement between the Manager and Morgan with respect to the Preferred Money Market Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (d)(18). Form of Subadviser Agreement between the Manager and Turner Investment Partners, Inc. ("Turner") with respect to the Preferred Small Cap Fund -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

         (d)(19). Form of Subadviser Agreement between the Manager and Turner with respect to the Preferred Mid Cap Growth Fund -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.

         (d)(20). Form of Subadviser Agreement between the Manager and Marvin & Palmer Associates, Inc. ("MPA") -- incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.

         (e). Form of Distributor's Contract between the Trust and Caterpillar Securities Inc. ("CSI") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement

         (f).       None.

         (g). Form of Custodian Contract between the Trust and State Street Bank and Trust Company ("State Street") -- incorporated by reference to Post-Effective Amendment No. 11 and Post-Effective Amendment No. 21 to the Registrant's Registration Statement.

         (h). Form of Transfer Agency and Service Agreement between the Trust and State Street -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (i). Opinion and Consent of Ropes & Gray -- incorporated by reference to Post-Effective Amendment No. 11 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement.


         (j). Consent of PricewaterhouseCoopers LLP - to be filed by amendment.


         (k).       None.

         (l). Form of Initial Capital Agreement -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

         (m).       None.

         (n).       None.

         (o). Power of Attorney -- filed herewith and incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.


         (p)(1). Code of Ethics of the Trust, the Manager and CSI -- incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.


         (p)(2).    Code of Ethics of Jennison - filed herewith.


         (p)(3). Code of Ethics of Oppenheimer -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

         (p)(4). Code of Ethics of Mercator -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

         (p)(5). Code of Ethics of Mellon -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.


         (p)(6).    Code of Ethics of PanAgora - filed herewith.

         (p)(7).    Code of Ethics of Morgan - filed herewith.


         (p)(8). Code of Ethics of Turner -- incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.


         (p)(9).    Code of Ethics of MPA -- filed herewith.


Item 24. Persons Controlled by or Under Common Control with Registrant
         --------------------------------------------------------------

     The Registrant may be deemed to be controlled by Caterpillar Inc., a Delaware corporation, which owns 100% of the outstanding voting securities of CIML and Caterpillar Insurance Company Ltd., each of which may be deemed to control one or more series of the Registrant, and for the benefit of the employees of which Caterpillar Investment Trust 401(k) Plan, Caterpillar Inc. Supplemental Unemployment and Benefits Group Insurance

Trust A and Caterpillar Group Insurance Trust B, which may be deemed to control one or more series of the Registrant, were established. To the extent any of these entities may be deemed to control the Registrant, the various entities listed in Exhibit 21 to the most recent Annual Report on Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-46194) may be deemed to be under common control with the Registrant.

Item 25. Indemnification
         ---------------

     Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

     Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request asdirectors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either

(a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

                                      * * *

     The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                                      * * *

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

     (a) The Manager is the investment adviser to the Trust and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The principal occupations for the past two years for the directors and officers of the Manager is set forth under the caption "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which information is incorporated herein by reference.


NAME AND POSITION
WITH MANAGER

David Bomberger
    President, Director


Kevin E. Colgan
   Director

F. Lynn McPheeters
   Director

Fred L. Kaufman
   Treasurer

Sean X. McKessy
    Clerk


         (b) Jennison is the subadviser to the Preferred Large Cap Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Jennison is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                                 BUSINESS AND
WITH JENNISON                                                     OTHER CONNECTIONS

Michael Del Balso                                                 None
    Executive Vice President, Director


John Hobbs                                                        Since May 2000, Vice President, Prudential Investment
    Chairman and Chief Executive Officer, Director                Management, Inc.


Karen Kohler                                                      None
    Chief Compliance Officer, Chief
    Administrative Officer, Treasurer, Executive Vice
    President, Director

Kathleen McCarragher                                              None
    Executive Vice President and Domestic Equity Investment
    Strategist, Director

Spiros Segalas                                                    None
    President and Chief Investment Officer, Director


John Strangfeld                                                   Since October 2000, Chairman and Chief Executive Officer,
    Director                                                      Prudential Securities Incorporated; since February 1998, Chief
                                                                  Executive Officer, Prudential Global Asset
                                                                  Management, the Prudential Insurance Company of
                                                                  America; prior to 2000, Director, Schroder Ventures
                                                                  International Investment Trust PLC;
                                                                  since January 1990, various positions to Chairman,



                                      -11-



                                                                  Director, Chief Executive Officer,
                                                                  President, Prudential Investment Management,
                                                                  Inc.; since August 1989,
                                                                  Chairman, Pricoa Captial Group.


Kevin Uebelein                                                    Since April 2001, Chief Investment Officer and
    Director                                                      Director, The Gibraltar Life Insurance Co. Ltd.;
                                                                  prior to November 2000, Director, Prudential
                                                                  Asset Management Asia Limited; prior to October
                                                                  2000, Chairman, Director, President, Prudential
                                                                  Equity Investors, Inc.; since February 1996,
                                                                  Managing Director, New Products Private Asset
                                                                  Management Group, The Prudential Insurance
                                                                  Company of America

Bernard Winograd                                                  Since April 2002, Chief Executive Officer and
    Director                                                      President, and since December 1998, Senior Vice
                                                                  President and Director, Prudential Investment
                                                                  Management, Inc.; since December 1996, Chief
                                                                  Executive Officer, Prudential Real Estate
                                                                  Investors

Mary-Jane Flaherty                                                Since January 1996, various positions to
    Director                                                      Managing Director, Strategic Initiatives, and
                                                                  Chief Financial Officer, Prudential Investment
                                                                  Management, Inc.

Phillip Russo                                                     Since May 1999, Vice President and Director,



                                      -12-




Director                                                          Prudential Investment Management, Inc.


Victor Sim                                                        Since November 1997, Vice President,
Director                                                          The Prudential Insurance Company of America




     The principal business address of Prudential Investment Management, Inc. and Prudential Global Asset Management is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.


     The principal business address of Prudential Securities Incorporated is One Seaport Plaza, New York, New York 10292.

     The principal business address of The Prudential Insurance Company of America is 751 Broad Street, Newark, New Jersey 07102.

     The principal business address of Schroder Ventures International Investment Trust PLC is located in London, England.

     The principal business address of Pricoa Capital Group is located in London, England.

     The principal business address of Prudential Asset Management Asia Limited is located in Hong Kong.

     The principal business address of Prudential Equity Investors, Inc. is located in Parsippany, New Jersey.

     The principal business address of Prudential Real Estate Investors is located in Parsippany, New Jersey.


     The principal business address of The Gibraltar Life Insurance Co. Ltd. is located in Tokyo, Japan.

     (c) Oppenheimer is the subadviser to the Preferred Large Cap Value Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Oppenheimer Capital is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                            BUSINESS AND
WITH OPPENHEIMER                                             OTHER CONNECTIONS

Mark Degenhart                                                None
    Senior Vice President

Linda S. Ferrante                                             None
    Managing Director

Richard J. Glasebrook, II                                     None
    Managing Director

Colin J. Glinsman                                             None
    Chief Investment Officer, Chief Executive Officer

Louis P. Goldstein                                            None
    Managing Director

Matthew Greenwald                                             None
    Senior Vice President

Vikki Y. Hanges                                               None
    Senior Vice President

Frank A. Lecates, Jr.                                         None
    Managing Director, Director of Research

John G. Lindenthal                                            None
    Managing Director


Elisa Amitay Mazen                                            None
  Managing Director


William P. McDaniel                                           None
    Managing Director

David Phillips                                                None
    Vice President, Co-Director of Research


David G. Santry                                               None
    Managing Director

Thomas Scerbo                                                 None
    Managing Director

Robert Urquhart                                               None
  Managing Director

Sturgis Woodberry                                             None
    Vice President



     (d) Mercator is the subadviser to the Preferred International Value Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Mercator is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                    BUSINESS AND
WITH MERCATOR                                        OTHER CONNECTIONS

John G. Thompson                                              None
    President, JZT Corp., General Partner

Peter F. Spano                                                None
    President, PXS Corp., General Partner

Kevin J. Shaver                                               None
    President, KXS Corp.,
    General Partner

James E. Chaney                                               None
    President, JXC Corp.,
    General Partner


Barbara J. Trebbi                                             None
  President, BXT Corp.,
  General Partner


     (e) Mellon is a subadviser to the Preferred Asset Allocation Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Mellon is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION WITH MELLON                                 BUSINESS AND OTHER CONNECTIONS


Gabriela Franco Parcella                                      None
    Managing Director, General Counsel

Jeffrey Scott Cannizzaro,                                     Mellon Bank, N.A., Officer
     VP and Manager of
     Compliance and Risk Management

Stephen E. Canter                                             The Boston Company Asset Management, LLC, Director;
    Member, Board of Directors                                TBCAM Holdings, Inc., Director; The Dreyfus
                                                              Corporation, Chairman, CEO & COO; The Dreyfus
                                                              Trust Company, Director, Chairman,
                                                              President & CEO; Franklin Portfolio



                                      -16-


                                                              Associates, LLC, Director; Franklin
                                                              Portfolio Holdings, LLC,
                                                              Director; Founders Asset Management,
                                                              LLC, Member, Board of Managers;
                                                              Mellon Bank, N.A., Vice Chairman;
                                                              Mellon Bond Associates, LLP,
                                                              Executive Committee Member;
                                                              Mellon Equity Associates, LLP,
                                                              Executive Committee Member;
                                                              Mellon Financial Corporation, Vice
                                                              Chairman; Mellon Growth Advisors,
                                                              LLC, Board Member; Newton Investment
                                                              Management Limited, Director


Barbara W. Daugherty                                          Mellon Bank, N.A., Officer
    Managing Director of Client Service & Marketing
    Support

Susan M. Ellison                                              Mellon Bank, N.A., Officer
    Managing Director of Equity Portfolio Management

Richard J. Forster                                            Mellon Bank, N.A., Officer
  Managing Director, Marketing-San Francisco

William L. Fouse                                              Mellon Bank, N.A., Officer
  Chairman Emeritus

Ralph P. Goldsticker                                          Mellon Bank, N.A., Officer
    Managing Director, Research

Thomas B. Hazuka                                              Mellon Bank, N.A., Officer
    Executive Vice President and Chief Investment
    Officer


Alexander C. Huberts                                          Mellon Bank, N.A., Officer
    Managing Director, Asset Allocation Strategies

Charles J. Jacklin                                            None
    Director

                                      -17-


David C. Kwan                                                 Mellon Bank, N.A., Officer
    Managing Director, Fixed Income Management &
    Trading


Thomas F. Loeb                                                Mellon Bank, N.A., Officer
    Member, Board of Directors, Chairman & Chief
    Executive Officer

John J. Nagorniak                                             Certus Asset Advisors Corporation, Director; Franklin
    Member, Board of Directors                                Portfolio Holdings, LLC, Director; Mellon Bond
                                                              Associates, LLP, Executive Committee Member;
                                                              Mellon Equity Associates, LLP, Executive Committee Member;
                                                              Mellon Growth Advisors, LLC, Director; Standish Mellon
                                                              Asset Management Company, LLC, Director; TBCAM
                                                              Holdings, LLC, Director


Brenda J. Oakley                                              Mellon Bank, N.A., Officer
    Executive Vice President, Chief
    Administrative Officer

Ronald P. O'Hanley, III                                       The Boston Company Asset Management, LLC, Director;
  Member, Board of Directors                                  TBCAM Holdings, Inc., Director; Buck Consultants,
                                                              Inc., Director; Certus Asset Advisors Corporation,
                                                              Director; Franklin Portfolio Holdings, LLC, Director;
                                                              Franklin Portfolio Associates, LLC, Director; Mellon
                                                              Bond Associates, LLP, Trustee, Chairman; Mellon
                                                              Equity Associates, LLP, Trustee, Chairman; Mellon
                                                              Global Investing Corporation, Director,
                                                              Chairman, Chief



                                      -18-

                                                              Executive Officer; Mellon Institutional Asset Management,
                                                              President; Mellon Bank, N.A., Vice Chairman; Mellon
                                                              Financial Corporation, Vice Chairman; Mellon Global Investments
                                                              Japan Ltd., Non-Resident Director; Mellon Growth Advisors,
                                                              LLC, Board Member; Newton Investment Management Limited,
                                                              Executive Committee Member, Director; Pareto Partners,
                                                              Partner Representative; Standish-Mellon Asset Management
                                                              Company, LLC, Board Member; Standish-Mellon Asset Management
                                                              Holdings, LLC, Board Member


Barbara J. Parrish                                            Certus Asset Advisors, Corporation, Secretary; Laurel
    Secretary                                                 Capital Advisors, Secretary; Mellon Equity
                                                              Associates, LLP, Secretary; Mellon Bond Associates,
                                                              LLP, Secretary


Patrick J. Sheppard                                           Mellon Equity Associates, LLP, Treasurer; Mellon Bond
    Treasurer                                                 Associates, LLP, Treasurer; Mellon Growth Advisors,
                                                              LLC, Director; Mellon HBV Alternative Strategies LLC,
                                                              Director; Mellon Overseas Investment Corp (MOIC),
                                                              Director; Newton Investment Management Limited, Director


Mary C. Shouse                                                Mellon Bank, N.A., Officer
    Executive Vice President



James R. Tufts                                                Mellon Bank, N.A., Officer
    Executive Vice President and Chief Operating
    Officer




     The principal business address of Certus Asset Advisors Corporation is One Bush Street, #450, San Francisco, California 94104.

     The principal business address of The Dreyfus Corporation is 200 Park Avenue, New York, New York 10166.

     The principal business address of Laurel Capital Advisors is One Mellon Bank Center, #3935, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Bank, N.A. is One Mellon Bank Center, Suite 4700, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Bond Associates, LLP is One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Capital Management Corporation is 595 Market Street, #3000, San Francisco, California 94105.

     The principal business address of Mellon Equity Associates, LLP is One Mellon Bank Center, Suite 3715, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Financial Corporation is One Mellon Bank Center, Suite 747, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Global Investing Corporation is One Mellon Bank Center, Suite 1935, Pittsburgh, Pennsylvania 15258.


     The principal business address of Mellon Institutional Asset Management, Mellon Growth Advisors, LLC, Franklin Portfolio Associates, LLC, Franklin Portfolio Holdings, LLC, The Boston Company Asset Management, LLC and TBCAM Holdings, Inc., is One Boston Place, Boston, Massachusetts 02108.

     The principal business address of Mellon Global Investments Japan Ltd. is located in Tokyo, Japan.

     The principal business address of Mellon Overseas Investment Corporation is Two Greenville Crossing, 4001 Kennett Pike, Suite 218, Greenville, DE 19807

     The principal business address of Newton Investment Management Limited is 71 Queen Victoria Street, London, UK EC4V4DR.

     The principal business address of Founders Asset Management LLC is O2930 East 3rd Avenue, Denver, Colorado 80206.

     The principal business address of The Dreyfus Trust Company is 144 Glenn Curtiss Blvd., Uniondale, New York 11556.

     The principal business address of Standish-Mellon Asset Management Company, LLC and Standish-Mellon Asset Management Holdings, LLC is One Financial Center, Boston, Massachusetts 02211.

     The principal business address of Pareto Partners (NY) is 505 Park Avenue, New York, New York 10166.

     The principal business address of Pareto Partners (UK) is 271 Regent Street, London, UK WIR 8PP.

     The principal business address of Buck Consultants, Inc. and Mellon HBV Alternative Strategies is 200 Park Avenue, New York, New York 10166.



         (f) PanAgora is a subadviser to the Preferred Asset Allocation Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

         Other business, profession, vocation or employment of a substantial nature in which each director or officer of PanAgora is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                             BUSINESS AND
WITH PANAGORA                                                 OTHER CONNECTIONS

John F. Boneparth                                             Managing Director and Chief of International
    Director                                                  Distribution and Business Development for Putnam
                                                              Investments, LLC.

Kiyoshi Ujihara                                               Director, General Manager for the Americas of Nippon
    Director                                                  Life Insurance Company, President of NLI
                                                              International, Inc.

Hideichiro Kobayashi                                          Managing Director of Nippon Life Insurance Company
    Director

Toshiyuki Maeda                                               General Manager of International Planning and
    Director                                                  Operations, Nippon Life Insurance Company

Masahiro Yamada                                               Director, Nippon Life Insurance Company; President
    Director                                                  and Chief Executive Officer, Nissay Asset Management
                                                              Corporation

Edgar E. Peters                                               None
    Chief Investment Strategist and Chief Investment
    Officer

William J. Poutsiaka                                          Chief Executive Officer and Compliance Officer of
    Director, President and Chief Executive Officer           PanAgora Asset Management Limited

Steven Spiegel                                                Senior Managing Director and Chief of Corporate
    Director                                                  Development and International of Putnam Investments,
                                                              LLC.

Irene M. Esteves                                              Managing Director and Chief Financial Officer of
    Director                                                  Putnam Investments, LLC.

Michael H. Turpin                                             None
    Chief Operating Officer and Corporate Secretary

Paul M. Sutton                                                None
    Chief Financial Officer and Treasurer



     The principal business address of PanAgora Asset Management Limited is One Silk Street, London, England EC2Y 8HQ.

     The principal business address of Putnam Investments, LLC. is One Post Office Square, Boston, MA 02109-2106.

     The principal business address of Nippon Life Insurance Company and NLI International, Inc. is 5-12, Imbashi, 3-Chome, Chuo-Ku, Osaka, Japan.


     The principal business address of Nissay Asset Management Corporation is 1-8-1, Otemachi, Chiyoda-Ku, Tokyo, 100-0004, Japan.


     (g) Morgan is the subadviser to the Preferred Fixed Income Fund and the Preferred Money Market Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Morgan is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH MORGAN                                                   OTHER CONNECTIONS



James Berry                                                   Vice President, JPMorgan Chase Bank
  Secretary and Vice President


                                      -23-


Ronald. R. Dewhurst                                           Managing Director, JPMorgan Chase Bank
    Director, President and Managing Director

Timothy Samson                                                Associate, JPMorgan Chase Bank
    Assistant Secretary and Associate

Veronique Weill                                               Managing Director, JPMorgan Chase Bank
    Director, Managing Director

Mark B.E. White                                               Managing Director, JPMorgan Chase Bank
    Director and Managing Director



     The principal business address of JPMorgan Chase Bank is 270 Park Avenue, New York, New York 10017.


     (f) Turner is the subadviser to the Preferred Small Cap Fund and Preferred Mid Cap Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Turner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                             BUSINESS AND
WITH TURNER                                                   OTHER CONNECTIONS


Stephen J. Kneeley                                            Prior to 2002, Chesapeake Funds, Board of Trustees;
     President,                                               Turner Funds, President; Alpha Select Funds,
     Co-Chief Executive Officer                               President; Westlakes Institutional Portfolios, Inc.,
                                                              President; ACP Strategic Opportunities Fund II, LLC,
                                                              President; ACP Continuum Return Fund II, LLC,
                                                              President; Turner Investment Management LLC,
                                                              President, Co-Chief Executive Officer;

Thomas R. Trala                                               Turner Investment Distributors, Inc., Chief
     CFO, Treasurer                                           Financial Officer; Ascendant Capital Partners,
                                                              Managing Member; ACP Strategic Opportunities Fund II,
                                                              LLC, Treasurer & Chief Financial Officer; ACP
                                                              Continuum Return Fund II, LLC,
                                                              Treasurer & Chief Financial Officer;
                                                              Turner Investment Management LLC,
                                                              Chief Financial Officer

Mark D. Turner                                                None
     Vice Chairman, Senior Portfolio Manager


                                      -25-

Robert E. Turner, Jr.                                         Episcopal Academy, Trustee; Bradley University,
     Chairman, CIO, Co-Chief Executive Officer                Trustee; Turner Funds, Board of Trustees; Westlakes
                                                              Institutional Portfolios, Inc., Trustee; ACP
                                                              Strategic Opportunities Fund II, LLC, Trustee; ACP
                                                              Continuum Return Fund II, LLC, Trustee; Alpha Select
                                                              Funds, Trustee


Christopher K. McHugh                                         None
   Vice President


Roger A. Early                                                None
   CTO - Fixed Income

John H. Grady                                                 Turner Investment Distributors, Inc., President;
   Chief Operating Officer,                                   Ascendant Capital Partners, Managing Member; ACP
      Chief Legal Officer, General Counsel,                   Strategic Opportunities Fund II, LLC, Executive Vice
      Secretary                                               President & Chief Operating Officer; ACP Continuum
                                                              Return Fund II, LLC, Executive Vice President &
                                                              Chief Operating Officer; Turner Investment
                                                              Management LLC, Chief Operating Officer; Turner
                                                              Funds, Executive Vice President; Alpha Select Funds,
                                                              Executive Vice President


     The principal business address of The Chesapeake Funds is 105 N. Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069.

     The principal business address of Bradley University is 1501 W. Bradley Ave, Peoria, IL 61625.

     The principal business address of Episcopal Academy is 376 N. Latches Lane, Merion, PA 19066.


     The principal business address of Ascendant Capital Partners, Alpha Select Funds, Westlakes Institutional Portfolios, Inc., Turner Funds, ACP Strategic Opportunities Fund II, LLC, ACP Continuum Return Fund II, LLC and Turner Investment Distributors, Inc. is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

     The principal business address of Turner Investment Management LLC is 100 Pearl Street, 12th Floor, Hartford, CT 06103.



     (g) MPA is the subadviser to the Preferred International Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of MPA is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                            BUSINESS AND
WITH MPA                                                    OTHER CONNECTIONS

David F. Marvin                                               None
     Chairman, Chief Executive Officer, Director

Stanley Palmer                                                None
     President, Director

Karen T. Buckley                                              None
     Senior Vice President, Chief Financial Officer, Director


The Rt. Hon. Lord Moore                                       Credit Suisse Asset Management Ltd,
     Director                                                 Chairman (until April 2000); The Monitor
                                                              Company, European Chairman; Private Client
                                                              Bank in Zurich, Director; Rolls-Royce Plc -
                                                              UK, Deputy Chairman and Director

The Hon. Charles J. Pilliod, Jr.                              AEA Investors, Inc., Director
     Director


Madelyn B. Smith                                              Badgely Funds, Inc., Director
     Director



     The principal business address for Credit Suisse Asset Management Ltd is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ England.

     The principal business address for Monitor Company is Michelin House, 81 Fulham Road, London, SW3 6RD England.

     The principal business address for Rolls Royce Plc - UK is 65 Buckingham Gate, London SW1E 6AT England.



     The principal business address for Badgely Funds, Inc. is 1420 Fifth Avenue, Suite 4406, Seattle, Washington 98101.

     The principal business address for AEA Investors, Inc. is 65 East 55th Street, New York, New York 10022.

     The principal business address for the Private Client Bank is located in Zurich, Switzerland.

     (h) Western Asset Management Company ("Western") is the subadviser to the Preferred Fixed Income Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Western is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                             BUSINESS AND
WITH WESTERN                                                  OTHER CONNECTIONS

James W. Hirshmann                                            None
    President, Chief Executive Officer and
      Director

S. Kenneth Leech                                              None
       Chief Investment Officer

Stephen A. Walsh                                              None
      Deputy Chief Investment Officer

Bruce D. Alberts                                              None
    Director of Finance

Ilene S. Harker                                               None
    Director of Compliance and Controls

Gavin L. James                                                None
       Director of Global Client Service

Tim Scheve                                                    Senior Executive Vice President, Legg Mason, Inc.
    Director


                                      -29-

Ed Taber                                                      Senior Executive Vice President, Legg Mason, Inc.;
    Director                                                  Board Member, Western Asset Funds, Inc.; President
                                                              and Director/Trustee of all Legg Mason
                                                              retail funds except Legg Mason Tax Exempt Trust.

     The principal business address for Western Asset Funds, Inc. is 100 Light Street, 27th Floor, Baltimore, MD 21202.

     The principal business address for Legg Mason, Inc. is Legg Mason Tower, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203.

     (i) Western Asset Management Company Limited ("WAML") is the subadviser to the Preferred Fixed Income Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of WAML is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH WAML                                                     OTHER CONNECTIONS

James W. Hirshmann                                            None
     Managing Director

Tim Scheve                                                    Senior Executive Vice President, Legg Mason, Inc.
    Director

Ed Taber                                                      Senior Executive Vice President, Legg Mason, Inc.;
       Director                                               Board Member, Western Asset Funds, Inc.; President
                                                              and Director/Trustee of all Legg Mason
                                                              retail funds except Legg Mason Tax Exempt Trust.

 Michael Zelouf                                               None
    Senior Executive Officer   and Director

 Mary Ann Cleary                                              None
    Compliance Officer

 Suzanne Taylor-King                                          None
    Finance Officer

     The principal business address for Western Asset Funds, Inc. is 100 Light Street, 27th Floor, Baltimore, MD 21202.

     The principal business address for Legg Mason, Inc. is Legg Mason Tower, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203.


Item 27. Principal Underwriter

     (a) Caterpillar Securities Inc., the Registrant's Principal Underwriter, does not serve as underwriter for any other investment companies.

     (b) Information with respect to directors and officers of the Principal Underwriter is as follows:

                                           Positions and Offices                        Positions and
Names and Principal                        with Principal                               Offices with
Business Addresses                         Underwriter                                  Registrant
---------------------------------          -------------------------------------        ----------------------

David L. Bomberger                         President, Director                          President
Caterpillar
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

Frederick L. Kaufman                       Treasurer, Director                          Vice President,
Caterpillar                                                                             Treasurer
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

Sean X. McKessy                            Clerk                                        Clerk

Caterpillar
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

     (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records
         --------------------------------

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Clerk, Sean X. McKessy; Registrant's investment adviser, CIML; Registrant's Custodian, State Street; Registrant's Transfer Agent and Shareholder Servicing Agent, State Street; and each of the Registrant's subadvisers. The address of the Clerk is 100 N.E. Adams Street, Peoria, Illinois 61629; the address of CIML is 411 Hamilton Boulevard, Suite 1200, Peoria, IL 61602; the address of the Custodian, Transfer Agent and Shareholder Servicing Agent is P.O. Box 1713, Boston, Massachusetts 02110; and the addresses of the Registrant's subadvisers are as follows: Oppenheimer, 1345 Avenue of the Americas, New York, New York 10105; Jennison, 466 Lexington Avenue, New York, New York 10017; Mellon, 595 Market Street, Suite 3000, San Francisco, California 94105; PanAgora, 260 Franklin Street, Boston, Massachusetts 02110; Mercator, 2400 East Commercial Boulevard, Suite 810, Fort Lauderdale, Florida 33308; Morgan, 522 Fifth Avenue, New York, New York 10036; Turner, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312; and MPA, 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801.

Item 29. Management Services
        --------------------
         None.

Item 30. Undertakings
         -------------

     (a) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in confirmation with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (b) The undersigned Registrant hereby undertakes to provide to each person to whom a Prospectus is delivered a copy of its Annual Report without charge upon request.


                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of each of the respective constituent series of the Trust.

                                   SIGNATURES
                                   -----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Peoria and the State of Illinois on the 29th day of August, 2002.


                                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                            By:  /s/David L. Bomberger*
                                                -----------------------
                                            Title: President

Pursuant to the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                              Date
---------                        -----                              ----


/s/David L. Bomberger*          President                       August 29, 2002
----------------------
David L. Bomberger             (Principal Executive
                               Officer)

/s/Gary M. Anna*                Trustee                         August 29, 2002
----------------
Gary M. Anna

/s/William F. Bahl*             Trustee                         August 29, 2002
-------------------
William F. Bahl


/s/Dixie L. Mills*              Trustee                         August 29, 2002
------------------
Dixie L. Mills

/s/Kevin E. Colgan*             Trustee                         August 29, 2002
-------------------
Kevin E. Colgan

/s/Fred L. Kaufman*             Treasurer and Vice              August 29, 2002
------------------              President (Principal
Fred L. Kaufman                 Financial and Principal
                                Accounting Officer)



                                *By:/s/ Fred L. Kaufman
                                -----------------------
                                Fred L. Kaufman
                                Attorney-in-Fact Pursuant to
                                Powers of Attorney Filed
                                Previously and for Himself

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                Index to Exhibits



Exhibit No.                     Description
----------                      ------------


(b)                              Bylaws

(d)(13)                          Form of Subadviser Agreement between the
                                 Manager and Mercator

(o)                              Power of Attorney

(p)(2)                           Code of Ethics of Jennison

(p)(6)                           Code of Ethics of PanAgora

(p)(7)                           Code of Ethics of Morgan

(p)(9)                           Code of Ethics of MPA